       As filed with the Securities and Exchange Commission on February 27, 2004
                                                      Registration No. 333-51971
                                                      Registration No. 811-08017
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                       ----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                     Pre-Effective Amendment No.                       [ ]
                     Post-Effective Amendment No. 7                    [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                     Pre-Effective Amendment No.                       [ ]
                     Post-Effective Amendment No. 30                   [X]
                        (Check appropriate box or boxes)

                       ----------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

                   ANNUITY INVESTORS LIFE ASSURANCE COMPANY(R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                       ----------------------------------

MARK F. MUETHING, ESQ.                         Copy to:
Executive Vice President, General Counsel      JOHN P. GRUBER, ESQ.
and Secretary                                  Vice President
Annuity Investors Life Insurance Company       Annuity Investors Life Insurance Company
P.O. Box 5423                                  P.O. Box 5423
Cincinnati, Ohio 45201-5423                    Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

                       ----------------------------------

       Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)
        ___ immediately upon filing pursuant to paragraph (b) of rule 485
        ___ on (date) pursuant to paragraph (b) of Rule 485
        XX  60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ___ on (date) pursuant to paragraph (a)(1) of Rule 485
        ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                    333-51971

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(a)

             FORM N-4 PART A ITEM NO.                                 HEADING IN PROSPECTUS
             ------------------------                                 ---------------------

1.      Cover Page                                        Cover Page

2.      Definitions                                       Definitions; Glossary of Financial Terms

3.      Synopsis                                          Overview

4.      Condensed Financial Information

        (a)      Accumulation Unit Values                 Condensed Financial Information

        (b)      Performance Information                  Performance Information

        (c)      Financial Statements                     Financial Statements

5.      General Description of Registrant,
        Depositor and Portfolio Companies

        (a)      Depositor                                Annuity Investors Life Insurance Company(R)

        (b)      Registrant                               The Separate Account

        (c)      Portfolio Company                        The Portfolios

        (d)      Prospectus                               The Portfolios

        (e)      Voting                                   Voting Rights

6.      Deductions and Expenses

        (a)      Deductions                               Charges and Deductions

        (b)      Sales load                               Not Applicable

        (c)      Special purchase plans                   Not Applicable

        (d)      Commissions                              Great American Advisors(SM), Inc.

        (e)      Portfolio expenses                       Fee Table

        (f)      Operating expenses                       Fee Table

7.      Contracts

        (a)      Persons with Rights                      Persons with Rights Under a Contract; Voting Rights

        (b)      (i)  Allocations of Premium Payments     Purchase Payments

                 (ii) Transfers                           Transfers

                 (iii) Exchanges                          Additions, Deletions or Substitutions

             FORM N-4 PART A ITEM NO.                                 HEADING IN PROSPECTUS
             ------------------------                                 ---------------------
        (c)      Changes in contracts or operations       Additions, Deletions or Substitutions

        (d)      Inquiries                                How Do I Contact the Company?

8.      Annuity Period                                    Benefit Payment Period

9.      Death Benefit                                     Death Benefit

10.     Purchases and Contract Values

        (a)     Purchases                                 Purchase Payments, Investment Options - Allocations;
                                                          Account Value; Glossary of Financial Terms

        (b)     Valuation                                 Account Value; Definitions; Glossary of Financial
                                                          Terms; Charges and Deductions

        (c)     Daily Calculation                         Account Value; Accumulation Units; Definitions;
                                                          Glossary of Financial Terms

        (d)     Underwriter                               Great American Advisors(SM), Inc.

11.     Redemptions

        (a)     By Owner                                  Surrenders and Withdrawals

                By Annuitant                              Not Applicable

        (b)     Texas Optional Retirement Program         Texas Optional Retirement Program

        (c)     Check Delay                               Surrenders and Withdrawals

        (d)     Involuntary Redemption                    Termination

        (e)     Free Look                                 Right to Cancel

12.     Taxes                                             Federal Tax Matters

13.     Legal Proceedings                                 Legal Proceedings

14.     Table of Contents for Statement of                Statement of Additional Information
        Additional Information

             FORM N-4 PART A ITEM NO.                            HEADING IN SAI OR PROSPECTUS
             ------------------------                            ----------------------------

15.     Cover Page                                        Cover Page

16.     Table of Contents                                 Table of Contents

17.     General Information and History                   General Information and History

18.     Services

             FORM N-4 PART B ITEM NO.                            HEADING IN SAI OR PROSPECTUS
             ------------------------                            ----------------------------

         (a)      Fees and Expenses of Registrant         (Prospectus) Fee Table

         (b)      Management-Contracts                    Not Applicable

         (c)      Custodian                               Not Applicable

                  Independent Auditors                    Experts

         (d)      Assets of Registrant                    Not Applicable

         (e)      Affiliated Person                       Not Applicable

         (f)      Principal Underwriter                   Not Applicable

19.      Purchase of Securities Being Offered             (Prospectus) Great American Advisors, Inc.

         Offering Sales Load                              Not Applicable

20.      Underwriters                                     (Prospectus) Great American Advisors, Inc.

21.      Calculation of Performance Data

         (a)      Money Market Funded                     Money Market Subaccount Standardized Yield
         Subaccounts                                      Calculation

         (b)      Other Subaccounts                       Not Applicable

22.      Annuity Payments                                 (Prospectus) Fixed Dollar Benefit; Variable
                                                          Dollar Benefit; (SAI) Benefits Units-Transfer
                                                          Formulas

23.      Financial Statements                             Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                   May 1, 2004

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the "Contracts." Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

THE COMPANY WILL PAY A BONUS CREDIT OF 4% OF EACH PURCHASE PAYMENT MADE TO THE CONTRACTS. TO HELP IN RECOVERING COST ASSOCIATED WITH THIS BONUS, THE CONTRACTS INCLUDE A CONTINGENT DEFERRED SALES CHARGE ("CDSC") THAT IS SLIGHTLY HIGHER AND IS IMPOSED FOR SLIGHTLY LONGER ON EACH PURCHASE PAYMENT. THIS MEANS THAT THE BONUS MAY BE BENEFICIAL TO YOU ONLY IF YOU HOLD THE CONTRACT FOR A SUFFICIENT LENGTH OF TIME.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account B (the "Separate Account"). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-                PBHG INSURANCE SERIES FUND
Initial Shares                                                     -PBHG Growth II Portfolio
                                                                   -PBHG Large Cap Growth Portfolio
DREYFUS STOCK INDEX FUND-Initial Shares                            -PBHG Mid-Cap Portfolio
                                                                   -PBHG Select Value Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                   -PBHG Technology & Communications Portfolio
-Dreyfus VIF Appreciation Portfolio-Initial Shares
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares           SCUDDER VIT FUNDS
-Dreyfus VIF Growth and Income Portfolio-Initial Shares            -Scudder VIT EAFE(R) Equity Index Fund
-Dreyfus VIF Money Market Portfolio                                -Scudder VIT Small Cap Index Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.                            STRONG OPPORTUNITY FUND II
-INVESCO VIF-Core Equity Fund
-INVESCO VIF-Dynamics Fund                                         STRONG VARIABLE INSURANCE FUNDS
-INVESCO VIF-Financial Services Fund                               -Strong VIF Mid Cap Growth Fund II
-INVESCO VIF-Health Sciences Fund
-INVESCO VIF-High Yield Fund                                       THE TIMOTHY PLAN VARIABLE SERIES
-INVESCO VIF-Small Company Growth Fund                             -The Timothy Plan Conservative Growth Variable Series
                                                                   -The Timothy Plan Strategic Growth Variable Series

JANUS ASPEN SERIES
-Janus Aspen Series Balanced Portfolio Institutional Shares        VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-Janus Aspen Series Capital Appreciation Portfolio Inst. Shares    -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Janus Aspen Series Growth Portfolio Institutional Shares          -Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I
-Janus Aspen Series International Growth Portfolio Inst.Shares     -Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Janus Aspen Series Mid Cap Growth Portfolio Inst. Shares          -Van Kampen UIF Value Portfolio-Class I
-Janus Aspen Series Worldwide Growth Portfolio Inst. Shares

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 2004, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's Web site: http://www.sec.gov. The registration number is 333-51971. The table of contents for the SAI is printed on the last page of this prospectus.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-        THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-        THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR
         CREDIT UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-        THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                TABLE OF CONTENTS

DEFINITIONS.....................................................................       1
OVERVIEW........................................................................       2
   What is the Separate Account?................................................       2
   What Are the Contracts?......................................................       2
   How Do I Purchase or Cancel a Contract?......................................       2
   Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender
     a Contract?................................................................       2
   What Other Charges and Deductions Apply to the Contract?.....................       3
   How Do I Contact the Company?................................................       3
EXPENSE TABLES..................................................................       3
   Contract Owner Transaction Expenses..........................................       3
   Annual Contract Maintenance Fee..............................................       3
   Separate Account Annual Expenses.............................................       3
   Total Annual Portfolio Operating Expenses....................................       4
   Portfolio Annual Expenses (Before Expense Reimbursement) [To Be updated].....       4
   Examples.....................................................................       6
CONDENSED FINANCIAL INFORMATION.................................................       7
   Financial Statements.........................................................      12
   Performance Information......................................................      12
     Yield Data.................................................................      12
     Total Return Data..........................................................      12
     Other Performance Measures.................................................      12
THE PORTFOLIOS..................................................................      13
   Dreyfus Portfolios...........................................................      13
   INVESCO Variable Investment Funds, Inc.......................................      14
   Janus Aspen Series...........................................................      16
   PBHG Insurance Series Fund...................................................      16
   Scudder Investments VIT Funds................................................      17
   Strong Portfolios............................................................      18
   The Timothy Plan Variable Series.............................................      19
   Van Kampen-The Universal Institutional Funds, Inc............................      19
   Additions, Deletions, or Substitutions.......................................      20
   Voting Rights................................................................      20
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).....................................      21
THE SEPARATE ACCOUNT............................................................      21
GREAT AMERICAN ADVISORS, INC....................................................      22
CHARGES AND DEDUCTIONS..........................................................      22
   Charges and Deductions By the Company........................................      22
     Contingent Deferred Sales Charge ("CDSC")..................................      23
     Contract Maintenance Fee...................................................      23
     Transfer Fee...............................................................      24
     Administration Charge......................................................      24
     Mortality and Expense Risk Charge..........................................      24
     Premium Taxes..............................................................      24
     Discretionary Waivers of Charges...........................................      25
   Expenses of the Portfolios...................................................      25
THE CONTRACTS...................................................................      25
   Right to Cancel..............................................................      25
   Persons With Rights Under a Contract.........................................      26
ACCUMULATION PERIOD.............................................................      27
   Account Statements...........................................................      27
   Account Value................................................................      27
     Accumulation Units.........................................................      27
   Successor Owner Election.....................................................      27
   Purchase Payments............................................................      28
     Purchase Payment Bonus.....................................................      28

   Investment Options--Allocations..............................................      29
     Principal Guarantee Program................................................      29
     Renewal of Fixed Account Guarantee Options.................................      30
   Transfers....................................................................      30
     Automatic Transfer Programs................................................      30
     Telephone, Facsimile or Internet Transfers.................................      31
     Termination of Automatic Transfer Programs.................................      32
     Other Restrictions on Transfers............................................      32
   Surrender and Withdrawals....................................................      32
     Free Withdrawal Privilege..................................................      33
     Long-Term Care Waiver Rider................................................      33
     Systematic Withdrawal......................................................      33
   Contract Loans...............................................................      33
   Termination..................................................................      34
BENEFIT PAYMENT PERIOD..........................................................      34
   Annuity Benefit..............................................................      34
   Death Benefit................................................................      34
   Payment of Benefits..........................................................      36
   Settlement Options...........................................................      36
   Calculation of Fixed Dollar Benefit Payments.................................      37
   Calculation of Variable Dollar Benefit Payments..............................      37
   Commuted Values..............................................................      37
FEDERAL TAX MATTERS.............................................................      38
   Tax Deferral on Annuities....................................................      38
   Tax-Qualified Retirement Plans...............................................      38
     Individual Retirement Annuities............................................      38
     Roth IRAs..................................................................      38
     Tax-Sheltered Annuities....................................................      39
     Texas Optional Retirement Program..........................................      39
     Texas Teachers Retirement System...........................................      39
     Pension and Profit Sharing Plans...........................................      39
     Governmental Deferred Compensation Plans...................................      39
   Nonqualified Deferred Compensation Plans.....................................      39
   Summary of Income Tax Rules..................................................      40
GLOSSARY OF FINANCIAL TERMS.....................................................      41
THE REGISTRATION STATEMENT......................................................      42
OTHER INFORMATION AND NOTICES...................................................      42
   Householding - Revocation of Consent.........................................      42
   Electronic Delivery of Required Documents....................................      42
   Legal Proceedings............................................................      42
STATEMENT OF ADDITIONAL INFORMATION.............................................      43

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT
A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE
The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

ANNUITY COMMENCEMENT DATE
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 75th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.

BENEFIT PAYMENT PERIOD
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE
The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

OWNER
For purposes of this prospectus, references to the Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself).

VALUATION DATE
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

HOW DO I PURCHASE OR CANCEL A CONTRACT?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I MAKE WITHDRAWALS OR SURRENDER A
CONTRACT?
A contingent deferred sales charge ("CDSC") may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 8% for each purchase payment. For CDSC purposes, any bonus credited to a purchase payment is generally deemed to be part of that purchase payment. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the right to cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year. The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code
Section 403(b), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrenders and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

         -        a transfer fee for certain transfers among investment options;

         - an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

         - a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

         - an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

         -        premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and "SAI" for the Portfolios.

HOW DO I CONTACT THE COMPANY?
Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800 789-6771. Please
include the Contract number and the Owner's name. You may also call the Company at 1-800-789-6771, or visit us at our web site, www.annuityinvestors.com, to request a copy.

                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, or transfer cash value between investment options. Premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)          8%
Maximum Transfer Fee                                                                      $  30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)          $  25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                                           $  30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average value of the Owner's interest in the Subaccounts)

                                                                             STANDARD CONTRACTS WITH
                                                                              ADMINISTRATION CHARGE
                                                    STANDARD CONTRACTS                WAIVED
Mortality and Expense Risk Charge                         1.25%                       1.25%
Administration Charge                                     0.15%                       0.00%
                                                          ----                        ----
Total Separate Account Annual Expenses                    1.40%                       1.25%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

         Minimum: ____%                          Maximum:  ____%

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)         [TO BE UPDATED]

                                                                                                              TOTAL
                                                                              MANAGEMENT        OTHER         ANNUAL
                             PORTFOLIO                                           FEES         EXPENSES      EXPENSES(1)
                             ---------                                        ----------      --------      -----------
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares               0.75           0.05           0.80
Dreyfus Stock Index Fund-Initial Shares                                          0.25           0.02           0.27
Dreyfus VIF Appreciation Portfolio-Initial Shares                                0.75           0.03           0.78
Dreyfus VIF Developing Leaders Portfolio-Initial Shares                          0.75           0.06           0.81
Dreyfus VIF Growth and Income Portfolio-Initial Shares                           0.75           0.05           0.80
Dreyfus VIF Money Market Portfolio                                               0.50           0.06           0.56
INVESCO VIF-Core Equity Fund                                                     0.75           0.37           1.12
INVESCO VIF-Dynamics Fund                                                        0.75           0.37           1.12
INVESCO VIF-Financial Services Fund                                              0.75           0.34           1.09
INVESCO VIF-Health Sciences Fund                                                 0.75           0.32           1.07
INVESCO VIF-High Yield Fund                                                      0.60           0.45           1.05
INVESCO VIF-Small Company Growth Fund(2)                                         0.75           0.56           1.31
Janus Aspen Series Balanced Portfolio Institutional Shares                       0.65           0.02           0.67
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares           0.65           0.02           0.67
Janus Aspen Series Growth Portfolio Institutional Shares                         0.65           0.02           0.67
Janus Aspen Series International Growth Portfolio Institutional Shares           0.65           0.09           0.74
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares                 0.65           0.02           0.67
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares               0.65           0.05           0.70
PBHG Growth II Portfolio                                                         0.85           0.27           1.12
PBHG Large Cap Growth Portfolio                                                  0.75           0.30           1.05
PBHG Mid-Cap Portfolio(3)                                                        0.85           0.62           1.47
PBHG Select Value Portfolio                                                      0.65           0.22           0.87
PBHG Technology & Communications Portfolio                                       0.85           0.23           1.08
Scudder VIT EAFE(R)Equity Index Fund(4)                                          0.45           0.47           0.92
Scudder VIT Small Cap Index Fund(4)                                              0.35           0.26           0.61
Strong Opportunity Fund II(5)                                                    0.75           0.63           1.38
Strong VIF Mid Cap Growth Fund II(5)                                             0.75           0.72           1.47
The Timothy Plan Conservative Growth Variable Series(6)                          0.10           2.99           3.09
The Timothy Plan Strategic Growth Variable Series(6)                             0.10           5.04           5.14
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(7)                       0.40           0.33           0.73
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I(7)                            0.75           0.37           1.12
Van Kampen UIF U.S. Real Estate Portfolio-Class I(7)                             0.80           0.32           1.12
Van Kampen UIF Value Portfolio-Class I(7)                                        0.55           0.41           0.96

(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                                                                     TOTAL ANNUAL
                      PORTFOLIO                                MANAGEMENT FEES    OTHER EXPENSES       EXPENSES
                      ---------                                ---------------    --------------     ------------
INVESCO VIF-Small Company Growth Fund (2)_                           0.75              0.50              1.25
PBHG Mid-Cap Portfolio(3)                                            0.58              0.62              1.20
Scudder VIT EAFE(R)Equity Index Fund(4)                              0.45              0.20              0.65
Scudder VIT Small Cap Index Fund(4)                                  0.35              0.10              0.45
Strong Opportunity Fund II(5)                                        0.75              0.34              1.09
Strong VIF Mid Cap Growth Fund II(5)                                 0.75              0.42              1.17
The Timothy Plan Conservative Growth Variable Series(6)              0.10              0.75              0.85
The Timothy Plan Strategic Growth Variable Series(6)                 0.10              0.75              0.85
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(7)           0.37              0.33              0.70
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I(7)                0.68              0.37              1.05
Van Kampen UIF U.S. Real Estate Portfolio-Class I(7)                 0.78              0.32              1.10
Van Kampen UIF Value Portfolio-Class I(7)                            0.44              0.41              0.85

(2) The Fund's net Other Expenses and Total Annual Expenses were lower than the actual expenses shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a voluntary expense limitation commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. Effective June 1, 2002, INVESCO became entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to this commitment, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

(3) For the fiscal year ended 12/31/03, Pilgrim Baxter & Associates, Ltd. has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

(4) The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the EAFE Equity Index Fund, and 0.45% of the average daily net assets of the Small Cap Index fund, until April 30, 2005.

(5) As compensation for its advisory services, the Strong Mid-Cap Growth Fund II pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund's Other Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or our voluntary waivers of fees and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operation expenses were 1.17%. Strong can modify or terminate voluntary waivers and/or absorptions at any time.

(6) The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the following three fiscal years if the Portfolio is able to make the repayment without exceeding its current expense limitations.

(7) The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; Mid Cap Core Portfolio (formerly Mid Cap Value) - 1.05%; U. S. Real Estate Portfolio - 1.10%; Value Portfolio - 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

EXAMPLES
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
                    ------         -------         -------         --------
MAXIMUM
MINIMUM

(2) If you annuitize your Contract at the end of the applicable time period:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
                    ------         -------         -------         --------
MAXIMUM
MINIMUM

(3)      If you do not surrender your Contract:

                    1 YEAR         3 YEARS         5 YEARS         10 YEARS
                    ------         -------         -------         --------
MAXIMUM
MINIMUM

                         CONDENSED FINANCIAL INFORMATION

                                                      STANDARD WITH         NUMBER OF STANDARD
                                                      ADMINISTRATION       WITH ADMINISTRATION
                                NUMBER OF             CHARGES WAIVED          CHARGES WAIVED
 STANDARD ACCUMULATION    STANDARD ACCUMULATION     ACCUMULATION UNIT       ACCUMULATION UNITS
       UNIT VALUE           UNITS OUTSTANDING             VALUE                OUTSTANDING                 YEAR
----------------------    ---------------------     -----------------      --------------------          --------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES
                                                                                                         12/31/03
        7.930106               960,232.146               6.461591                 0.000                  12/31/02
       11.317226             1,066,026.751               9.207778                 0.000                  12/31/01
       14.823134               894,007.973                      -                     -                  12/31/00
       16.894039               408,482.196                      -                     -                  12/31/99
       13.169143               140,614.024                      -                     -                  12/31/98
       10.320883                26,332.500                      -                     -                  12/31/97

DREYFUS STOCK INDEX FUND-INITIAL SHARES
                                                                                                         12/31/03
        9.349226             4,454,143.840               7.496983               209.774                  12/31/02
       12.210993             4,141,595.630               9.777260                 0.000                  12/31/01
       14.100696             3,598,196.884                      -                     -                  12/31/00
       15.760394             2,129,772.165                      -                     -                  12/31/99
       13.250646               779,485.606                      -                     -                  12/31/98
       10.479569                69,510.645                      -                     -                  12/31/97

DREYFUS VIF APPRECIATION PORTFOLIO-INITIAL SHARES
                                                                                                         12/31/03
       10.264481               821,738.414               8.313661               172.414                  12/31/02
       12.497173               717,965.716              10.107007                 0.000                  12/31/01
       13.974173               649,590.073                      -                     -                  12/31/00
       14.262203               517,772.082                      -                     -                  12/31/99
       12.975443               170,523.015                      -                     -                  12/31/98
       10.103905                18,347.666                      -                     -                  12/31/97

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES (FORMERLY SMALL CAP PORTFOLIO)
                                                                                                         12/31/03
        9.888294               887,931.962               9.340276             5,837.045                  12/31/02
       12.397758               698,539.631              11.693304                 0.000                  12/31/01
       13.391746               482,890.909                      -                     -                  12/31/00
       11.984035               275,503.637                      -                     -                  12/31/99
        9.867472               171,968.905                      -                     -                  12/31/98
       10.362314                41,359.506                      -                     -                  12/31/97

DREYFUS VIF GROWTH AND INCOME PORTFOLIO-INITIAL SHARES
                                                                                                         12/31/03
        8.409071               633,983.863               7.696282             8,651.943                  12/31/02
       11.419341               646,842.656              10.435877                 0.000                  12/31/01
       12.299306               572,006.660                      -                     -                  12/31/00
       12.961023               331,756.261                      -                     -                  12/31/99
       11.243790               159,409.837                      -                     -                  12/31/98
       10.196538                32,231.762                      -                     -                  12/31/97


                                                      STANDARD WITH         NUMBER OF STANDARD
                                                      ADMINISTRATION       WITH ADMINISTRATION
                                NUMBER OF             CHARGES WAIVED          CHARGES WAIVED
 STANDARD ACCUMULATION    STANDARD ACCUMULATION     ACCUMULATION UNIT       ACCUMULATION UNITS
       UNIT VALUE           UNITS OUTSTANDING             VALUE                OUTSTANDING                 YEAR
----------------------    ---------------------     -----------------      --------------------          --------
DREYFUS VIF MONEY MARKET PORTFOLIO
                                                                                                         12/31/03
        1.153638            26,597,370.970               1.125015                54.380                  12/31/02
        1.153108            17,775,594.379               1.123012                 0.000                  12/31/01
        1.128116             7,677,545.259                      -                     -                  12/31/00
        1.083700             2,638,837.162                      -                     -                  12/31/99
        1.050876               658,981.650                      -                     -                  12/31/98
        1.016499                     0.000                      -                     -                  12/31/97

INVESCO VIF-CORE EQUITY FUND
                                                                                                         12/31/03
       10.165715             1,100,758.403               8.635717                 4.084                  12/31/02
       12.743764             1,199,392.254              10.809699                 0.000                  12/31/01
       14.196834             1,018,117.732                      -                     -                  12/31/00
       13.726769               553,696.171                      -                     -                  12/31/99
       12.120155               200,541.938                      -                     -                  12/31/98
       10.659157                33,269.983                      -                     -                  12/31/97

INVESCO VIF-DYNAMICS FUND
                                                                                                         12/31/03
        5.417943                78,143.205               5.431395                 0.000                  12/31/02
        8.067308                93,275.876               8.075340                 0.000                  12/31/01

INVESCO VIF-FINANCIAL SERVICES FUND
                                                                                                         12/31/03
        8.070175               118,822.635               8.090189                 3.808                  12/31/02
        9.616190                71,816.401               9.625737                 0.000                  12/31/01

INVESCO VIF-HEALTH SCIENCES FUND
                                                                                                         12/31/03
        7.580976               210,450.701               7.599777                 0.000                  12/31/02
       10.175290                59,824.959              10.185393                 0.000                  12/31/01

INVESCO VIF-HIGH YIELD FUND
                                                                                                         12/31/03
        8.186958               488,086.809               7.252971                21.978                  12/31/02
        8.410616               546,183.962               7.440073                 0.000                  12/31/01
       10.025816               403,918.794                      -                     -                  12/31/00
       11.510803               221,636.210                      -                     -                  12/31/99
       10.689459                70,047.913                      -                     -                  12/31/98
       10.687084                10,260.821                      -                     -                  12/31/97

INVESCO VIF-SMALL COMPANY GROWTH FUND
                                                                                                         12/31/03
        6.004149               155,173.901               6.019053                55.942                  12/31/02
        8.838420                27,720.462               8.847207                 0.000                  12/31/01

JANUS ASPEN SERIES BALANCED PORTFOLIO INSTITUTIONAL SHARES
                                                                                                         12/31/03
       14.676594             3,702,620.254              11.547104             9,113.219                  12/31/02
       15.907374             3,578,735.833              12.496901                 0.000                  12/31/01
       16.920712             3,181,464.624                      -                     -                  12/31/00
       17.556100             1,571,579.505                      -                     -                  12/31/99
       14.043929               373,285.807                      -                     -                  12/31/98
       10.604609                30,519.754                      -                     -                  12/31/97

                                                      STANDARD WITH         NUMBER OF STANDARD
                                                      ADMINISTRATION       WITH ADMINISTRATION
                                NUMBER OF             CHARGES WAIVED          CHARGES WAIVED
 STANDARD ACCUMULATION    STANDARD ACCUMULATION     ACCUMULATION UNIT       ACCUMULATION UNITS
       UNIT VALUE           UNITS OUTSTANDING             VALUE                OUTSTANDING                 YEAR
----------------------    ---------------------     -----------------      --------------------          --------
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO INSTITUTIONAL SHARES
                                                                                                         12/31/03
        6.859260             1,548,077.357               6.896673               204.741                  12/31/02
        8.247987             1,650,016.481               8.280678                 0.000                  12/31/01
       10.678675             1,384,637.536                      -                     -                  12/31/00
       13.234548               471,936.628                      -                     -                  12/31/99

JANUS ASPEN SERIES GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                         12/31/03
        8.817912             2,338,003.425               7.082990                30.710                  12/31/02
       12.166993             2,211,504.181               9.758629                 0.000                  12/31/01
       16.393493             1,792,958.592                      -                     -                  12/31/00
       19.453513               643,514.256                      -                     -                  12/31/99
       13.699715               172,190.630                      -                     -                  12/31/98
       10.239960                32,737.591                      -                     -                  12/31/97

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                         12/31/03
        9.318679               678,787.112               7.536654                78.508                  12/31/02
       12.698027               675,126.139              10.254541                 0.000                  12/31/01
       16.774550               620,740.857                      -                     -                  12/31/00
       20.234788               142,343.325                      -                     -                  12/31/99
       11.256365                45,382.775                      -                     -                  12/31/98
        9.735841                12,541.039                      -                     -                  12/31/97

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO INSTITUTIONAL SHARES (FORMERLY AGGRESSIVE GROWTH PORTFOLIO)
                                                                                                         12/31/03
        9.005921             1,290,667.557               7.093380                 0.000                  12/31/02
       12.672131             1,215,838.484               9.966204                 0.000                  12/31/01
       21.224171               993,843.327                      -                     -                  12/31/00
       31.565210               329,807.902                      -                     -                  12/31/99
       14.199318                53,896.345                      -                     -                  12/31/98
       10.723950                 2,830.076                      -                     -                  12/31/97

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES
                                                                                                         12/31/03
        9.574914             2,438,561.261               7.389719            10,530.938                  12/31/02
       13.032840             2,364,153.929              10.043546                 0.000                  12/31/01
       17.039678             2,082,293.354                      -                     -                  12/31/00
       20.488548             1,026,072.851                      -                     -                  12/31/99
       12.632936               402,131.168                      -                     -                  12/31/98
        9.935860                56,665.753                      -                     -                  12/31/97

PBHG GROWTH II PORTFOLIO
                                                                                                         12/31/03
        6.564979               317,797.743               6.384410                 0.000                  12/31/02
        9.568587               349,991.649               9.291589                 0.000                  12/31/01
       16.299948               351,987.801                      -                     -                  12/31/00
       19.835104                67,359.578                      -                     -                  12/31/99
       10.147606                24,618.770                      -                     -                  12/31/98
        9.511124                 6,195.935                      -                     -                  12/31/97

                                                      STANDARD WITH         NUMBER OF STANDARD
                                                      ADMINISTRATION       WITH ADMINISTRATION
                                NUMBER OF             CHARGES WAIVED          CHARGES WAIVED
 STANDARD ACCUMULATION    STANDARD ACCUMULATION     ACCUMULATION UNIT       ACCUMULATION UNITS
       UNIT VALUE           UNITS OUTSTANDING             VALUE                OUTSTANDING                 YEAR
----------------------    ---------------------     -----------------      --------------------          --------
PBHG LARGE CAP GROWTH PORTFOLIO
                                                                                                         12/31/03
       10.205869               529,410.520               8.118359                25.303                  12/31/02
       14.641681               541,607.501              11.629578                 0.000                  12/31/01
       20.703434               484,474.409                      -                     -                  12/31/00
       21.307087               158,614.893                      -                     -                  12/31/99
       13.076352                31,474.961                      -                     -                  12/31/98
       10.150555                11,415.131                      -                     -                  12/31/97

PBHG MID-CAP PORTFOLIO
                                                                                                         12/31/03
        8.081499               690,961.567               8.101550             6,013.902                  12/31/02
       10.074367               224,532.821              10.084362                 0.000                  12/31/01

PBHG SELECT VALUE PORTFOLIO
                                                                                                         12/31/03
        6.755996               379,523.798               6.772767               120.028                  12/31/02
        9.142710               286,441.118               9.151792                 0.000                  12/31/01

PBHG TECHNOLOGY & COMMUNICATION PORTFOLIO
                                                                                                         12/31/03
        4.741823             1,894,838.669               4.696626                 0.000                  12/31/02
       10.450474             1,591,254.973              10.335507                 0.000                  12/31/01
       22.227020             1,164,557.256                      -                     -                  12/31/00
       38.941384               433,441.908                      -                     -                  12/31/99
       11.808346                65,820.143                      -                     -                  12/31/98
        9.057045                20,974.008                      -                     -                  12/31/97

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                                                                                                         12/31/03
        5.644081               187,535.206               5.674858                 0.000                  12/31/02
        7.299765                98,100.403               7.328677                 0.000                  12/31/01
        9.829207                74,370.108                      -                     -                  12/31/00
       11.958486                 6,821.832                      -                     -                  12/31/99

SCUDDER VIT SMALL CAP INDEX FUND
                                                                                                         12/31/03
        8.673629               165,980.862               8.720926                78.204                  12/31/02
       11.074827               153,151.939              11.118707                 0.000                  12/31/01
       11.003134                83,894.729                      -                     -                  12/31/00
       11.606269                15,259.149                      -                     -                  12/31/99

STRONG OPPORTUNITY FUND
                                                                                                         12/31/03
       11.513924               666,398.705               9.547304               202.855                  12/31/02
       15.954009               638,318.778              13.209384                 0.000                  12/31/01
       16.800998               317,789.969                      -                     -                  12/31/00
       15.981484               138,453.066                      -                     -                  13/31/99
       12.012034                72,644.387                      -                     -                  12/31/98
       10.727356                 6,416.208                      -                     -                  12/31/97

                                                      STANDARD WITH         NUMBER OF STANDARD
                                                      ADMINISTRATION       WITH ADMINISTRATION
                                NUMBER OF             CHARGES WAIVED          CHARGES WAIVED
 STANDARD ACCUMULATION    STANDARD ACCUMULATION     ACCUMULATION UNIT       ACCUMULATION UNITS
       UNIT VALUE           UNITS OUTSTANDING             VALUE                OUTSTANDING                 YEAR
----------------------    ---------------------     -----------------      --------------------          --------
STRONG VIF MID CAP GROWTH FUND II
                                                                                                         12/31/03
        8.984712               569,056.186               7.018390                 0.000                  12/31/02
       14.588097               573,334.387              11.378531                 0.000                  12/31/01
       21.369830               454,659.296                      -                     -                  12/31/00
       25.444156               120,559.085                      -                     -                  12/31/99
       13.587521                33,197.715                      -                     -                  12/31/98
       10.707133                 2,147.556                      -                     -                  12/31/97

THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
                                                                                                         12/31/03
        8.916475               167,693.588               8.925318                 0.000                  12/31/02

THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
                                                                                                         12/31/03
        8.194917               159,507.218               8.202876                 0.000                  12/31/02

VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
                                                                                                         12/31/03
       13.437077             1,065,387.210              12.596637             1,851.193                  12/31/02
       12.694998               713,042.852              11.883354                 0.000                  12/31/01
       11.776122               380,480.921                      -                     -                  12/31/00
       10.749115               279,193.758                      -                     -                  12/31/99
       11.079965                46,348.096                      -                     -                  12/31/98
       10.412276                     4.653                      -                     -                  12/31/97

VAN KAMPEN UIF U.S. MID CAP CORE PORTFOLIO-CLASS I (FORMERLY MID CAP VALUE PORTFOLIO)
                                                                                                         12/31/03
       11.143745               383,714.571               9.168344                52.729                  12/31/02
       15.699340               335,452.774              12.897226                 0.000                  12/31/01
       16.438193               253,713.630                      -                     -                  12/31/00
       15.049488               183,388.647                      -                     -                  12/31/99
       12.705082               111,076.120                      -                     -                  12/31/98
       11.113227                16,674.966                      -                     -                  12/31/97

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
                                                                                                         12/31/03
       12.811814               469,712.672              12.202516               116.127                  12/31/02
       13.094325               269,466.499              12.453115                 0.000                  12/31/01
       12.088940               147,402.642                      -                     -                  12/31/00
        9.482378                86,941.426                      -                     -                  12/31/99
        9.758808                43,786.457                      -                     -                  12/31/98
       11.101269                 7,200.060                      -                     -                  12/31/97

VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
                                                                                                         12/31/03
        9.098209               526,832.864               8.655429                 0.000                  12/31/02
       11.851536               401,628.667              11.258029                 0.000                  12/31/01
       11.751659               132,621.948                      -                     -                  12/31/00
        9.536137                78,330.649                      -                     -                  12/31/99
        9.848411                34,212.111                      -                     -                  12/31/98
       10.204064                 9,944.401                      -                     -                  12/31/97


The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

FINANCIAL STATEMENTS
The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA
The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA
The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average and Morningstar.

The Company may also:

         - compare the performance of a Subaccount with applicable indices and/or industry averages;

         - present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

         - compare investment return on a tax-deferred basis with currently taxable investment return;

         -        illustrate investment returns by graphs, charts or otherwise.

                                 THE PORTFOLIOS

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE AND STRATEGY
-------------------                        ---------------------------------
DREYFUS PORTFOLIOS

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH    The Dreyfus Socially Responsible Growth Fund, Inc.
FUND, INC.-INITIAL SHARES                  seeks to provide capital growth with current income
                                           as a secondary goal. To pursue these goals, the fund
                                           under normal circumstances, invests at least 80% of
                                           its assets in the common stock of companies that in
                                           the opinion of the fund's management, meet
Advisor - The Dreyfus Corporation          traditional investment standards and conduct their
Sub-Advisor - NCM Capital Management       business in a manner that contributes to the
Group, Inc.                                enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND-INITIAL SHARES    The Dreyfus Stock Index Fund seeks to match the total
                                           return of the Standard & Poor's 500 Composite Stock
Advisor - The Dreyfus Corporation          Price Index. To pursue this goal, the Fund generally
Index Manager - Mellon Equity Associates   invests in all 500 stocks in the S&P 500(R)in
(an affiliate of Dreyfus)                  proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND ("VIF")   The VIF Appreciation Portfolio seeks long-term
APPRECIATION PORTFOLIO-INITIAL SHARES      capital growth consistent with the preservation of
                                           capital; current income is a secondary goal. To
                                           pursue these goals, the portfolio invests in common
                                           stocks, focusing on "blue chip" companies with total
Advisor - The Dreyfus Corporation          market values of more than $5 billion at the time of
                                           purchase, including multinational companies.

PORTFOLIO / ADVISOR                               INVESTMENT OBJECTIVE AND STRATEGY
-------------------                               ---------------------------------
Sub-Advisor - Fayez Sarofim & Co.

DREYFUS VARIABLE INVESTMENT FUND ("VIF")          The VIF Developing Leaders Portfolio seeks to
DEVELOPING LEADERS PORTFOLIO-INITIAL              maximize capital appreciation. To pursue this goal,
SHARES                                            the portfolio invests primarily in companies with
(formerly Small Cap Portfolio)                    market capitalizations of less than $2 billion at the
                                                  time of purchase.

Advisor - The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND ("VIF")          The VIF Growth and Income Portfolio seeks long-term
GROWTH AND INCOME PORTFOLIO-INITIAL               capital growth, current income and growth of income
SHARES                                            consistent with reasonable investment risk. To pursue
                                                  this goal, the portfolio invests in stocks, bonds and
                                                  money market instruments of domestic and foreign
                                                  issuers.
Advisor - The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND ("VIF")          The VIF Money Market Portfolio seeks to provide as
MONEY MARKET PORTFOLIO                            high a level of current income as is consistent with
                                                  the preservation of capital and the maintenance of
Advisor - The Dreyfus Corporation                 liquidity. As a money market fund, the portfolio is
                                                  subject to maturity, quality and diversification
                                                  requirements designed to help it maintain a stable
                                                  share price of $1.00. An investment in the Money
                                                  Market Portfolio is neither insured nor guaranteed by
                                                  the Federal Deposit Insurance Corporation or any
                                                  other government agency. Although the Portfolio seeks
                                                  to preserve the value of your investment at $1.00 per
                                                  share, it is possible to lose money by investing in
                                                  the Portfolio.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-CORE EQUITY FUND                      INVESCO VIF-Core Equity Fund seeks high total return
                                                  through both growth and current income. The Portfolio
Advisor - INVESCO Funds Group, Inc.               normally invests at least 80% of its net assets in
                                                  common and preferred stocks of companies with a
                                                  history of paying regular dividends, it may also
                                                  invest in companies that have not paid dividends. The
                                                  Fund's equity investments are limited to stocks that
                                                  can be traded easily in the United States. It may,
                                                  however, invest in foreign securities in the form of
                                                  American Depository Receipts (ADRs). The Fund will
                                                  normally invest up to 5% of its assets in debt
                                                  securities, generally U.S. government and corporate
                                                  bonds that are rated investment grade at the time of
                                                  purchase. The portfolio was formerly called the
                                                  Industrial Income Portfolio and the Equity Income
                                                  Fund.

INVESCO VIF-DYNAMICS FUND                         INVESCO VIF-Dynamics Fund seeks capital growth. The
                                                  Portfolio normally invests at least 65% of its net
Advisor - INVESCO Funds Group, Inc.               assets in common stocks of mid-sized companies.
                                                  INVESCO defines mid-sized companies as companies that
                                                  are included in the Russell Midcap Growth Index at
                                                  the time of purchase, or if not included in that
                                                  Index, have market capitalizations of between $2.5
                                                  billion and $15 billion at the time of purchase. The
                                                  scope of the Index varies with market performance of
                                                  the companies in the Index. The Fund also has the
                                                  flexibility to invest in other types of securities,
                                                  including preferred stocks, convertible securities
                                                  and bonds. The core of the Fund's portfolio is
                                                  invested in securities of established companies that
                                                  are leaders in attractive growth markets with a
                                                  history of strong returns. The remainder of the
                                                  portfolio is invested in securities of companies that
                                                  show-accelerating growth, driven by product cycles,
                                                  favorable industry or sector conditions, and other
                                                  factors that INVESCO believes will lead to rapid
                                                  sales or earnings growth.

PORTFOLIO / ADVISOR                               INVESTMENT OBJECTIVE AND STRATEGY
-------------------                               ---------------------------------
INVESCO VIF-FINANCIAL SERVICES FUND               INVESCO VIF-Financial Services seeks capital growth.
                                                  The Portfolio invests normally at least 80% of its
Advisor - INVESCO Funds Group, Inc.               net assets in the equity securities and
                                                  equity-related instruments of companies involved in
                                                  the financial services sector. These companies
                                                  include, but are not limited to, banks (regional and
                                                  money-centers), insurance companies (life, property
                                                  and casualty, and multi-line), investment and
                                                  miscellaneous industries (asset managers, brokerage
                                                  firms, and government-sponsored agencies) and
                                                  suppliers to financial services companies. The
                                                  investment advisor seeks companies which it believes
                                                  can grow their revenues and earnings in a variety of
                                                  interest rate environments - although securities
                                                  prices of financial services companies generally are
                                                  interest rate sensitive.

INVESCO VIF-HEALTH SCIENCES FUND                  INVESCO VIF-Health Sciences seeks capital growth. The
                                                  Portfolio normally invests at least 80% of its net
Advisor - INVESCO Funds Group, Inc.               assets in the equity securities and equity-related
                                                  instruments of companies that develop, produce or
                                                  distribute products or services related to health
                                                  care. These companies include, but are not limited
                                                  to, medical equipment or supplies, pharmaceuticals,
                                                  biotechnology and healthcare providers and service
                                                  companies. INVESCO focuses on the dominant players in
                                                  fast-growing therapeutic areas or companies on the
                                                  verge of exciting medical breakthroughs. INVESCO
                                                  seeks companies with strong, commercially successful
                                                  products as well as promising product pipelines. This
                                                  strategy may lead us to invest in both
                                                  well-established health care firms and faster-growing
                                                  more dynamic entities. Well-established health care
                                                  companies typically provide liquidity and earnings
                                                  visibility for the Portfolio and represent core
                                                  holdings in the Fund. The Fund also may invest in
                                                  high growth, earlier state companies whose future
                                                  profitability could be dependent upon increasing
                                                  market shares from one or a few key products. Some
                                                  companies often have limited operating histories and
                                                  their potential profitability may be dependent on
                                                  regulatory approval of their products, which
                                                  increases the volatility of these companies'
                                                  securities prices and could have an adverse impact on
                                                  the companies' future growth and profitability.

INVESCO VIF-HIGH YIELD FUND                       INVESCO VIF-High Yield Fund seeks a high level of
                                                  current income by investing primarily in bonds and
Advisor - INVESCO Funds Group, Inc                other debt securities. It also seeks capital
                                                  appreciation. It normally invests at least 80% of its
                                                  net assets in a diversified portfolio of high yield
                                                  corporate bonds rated below investment grade or bonds
                                                  deemed by INVESCO to be of comparable quality,
                                                  commonly known as "junk bonds," and preferred stock
                                                  with below investment grade ratings or bonds deemed
                                                  by INVESCO to be of comparable quality. These
                                                  investments generally offer higher rates of return,
                                                  but are riskier than investments in securities of
                                                  issuers with higher credit ratings. A portion of the
                                                  Fund's assets may be invested in other securities
                                                  such as corporate short-term notes, repurchase
                                                  agreements, and money market funds.

INVESCO VIF-SMALL COMPANY GROWTH FUND             INVESCO VIF-Small Company Growth Fund seeks long-term
                                                  capital growth. The Fund normally invests at least
Advisor - INVESCO Funds Group, Inc.               80% of its net assets in small capitalization
                                                  companies. Small capitalization stocks are defined as
                                                  companies that are included in the Russell 2000
                                                  Growth Index at the time of purchase, or if not
                                                  included in that index, have market capitalizations
                                                  of $2.5 billion or below at the time of purchase. The
                                                  fund focuses on companies with accelerating earnings
                                                  growth attributable to rapid sales growth, new
                                                  products, management changes, and/or structural
                                                  changes in the economy.

PORTFOLIO / ADVISOR                               INVESTMENT OBJECTIVE AND STRATEGY
-------------------                               ---------------------------------
JANUS ASPEN SERIES

JANUS ASPEN SERIES BALANCED PORTFOLIO             This diversified portfolio seeks long-term capital
INSTITUTIONAL SHARES                              growth, consistent with preservation of capital and
                                                  balanced by current income. The Portfolio normally
Advisor- Janus Capital Management LLC             invests 40-60% of its assets in securities selected
                                                  primarily for their growth potential and 40-60% of
                                                  its assets in securities selected primarily for their
                                                  income potential. The Portfolio will normally invest
                                                  at least 25% of its assets in fixed-income
                                                  securities.

JANUS ASPEN SERIES CAPITAL APPRECIATION           This non-diversified portfolio seeks long-term growth
PORTFOLIO INSTITUTIONAL SHARES                    of capital by investing primarily in common stocks
                                                  selected for their growth potential. The Portfolio
                                                  may invest in companies of any size, from larger,
                                                  well-established companies to smaller, emerging
                                                  growth companies.
Advisor - Janus Capital Management LLC

JANUS ASPEN SERIES GROWTH PORTFOLIO               This diversified portfolio seeks long-term growth of
INSTITUTIONAL SHARES                              capital in a manner consistent with the preservation
                                                  of capital by investing primarily in common stocks
Advisor - Janus Capital Management LLC            selected for their growth potential. Although the
                                                  Portfolio can invest in companies of any size, it
                                                  generally invests in larger, more established
                                                  companies.

JANUS ASPEN SERIES INTERNATIONAL GROWTH           This diversified portfolio seeks long-term growth of
PORTFOLIO INSTITUTIONAL SHARES                    capital by investing, under normal circumstances, at
                                                  least 80% of its net assets in securities from at
Advisor- Janus Capital Management LLC             least five different countries excluding the United
                                                  States. International investing may present special
                                                  risks, including currency fluctuations and social and
                                                  political developments.


JANUS ASPEN SERIES MID CAP GROWTH                 Under normal circumstances the portfolio will invest
PORTFOLIO INSTITUTIONAL SHARES (formerly          at least 80% of its net assets in equity securities
Aggressive Growth Portfolio)                      of mid-sized companies, whose market capitalization
                                                  falls, at the time of purchase, in the 12-month
                                                  average of the capitalization range of the Russell
                                                  Midcap Growth Index.

Advisor - Janus Capital Management LLC

JANUS ASPEN SERIES WORLDWIDE GROWTH               This diversified portfolio seeks long-term growth of
PORTFOLIO INSTITUTIONAL SHARES                    capital in a manner consistent with the preservation
                                                  of capital primarily through investments in common
Advisor - Janus Capital Management LLC            stocks of foreign and domestic issuers. The Portfolio
                                                  has the flexibility to invest on a worldwide basis in
                                                  companies and other organizations of any size,
                                                  regardless of country of organization or place of
                                                  principal business activity. Worldwide Growth
                                                  Portfolio normally invests at least 80% of its total
                                                  assets in securities of issuers from at least five
                                                  different countries, including the United States. The
                                                  Portfolio may at times invest in fewer than five
                                                  countries or even a single country. International
                                                  investing may present special risks, including
                                                  currency fluctuations and social and political
                                                  developments.

PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO                          The investment objective of the PBHG Insurance Series
                                                  Growth II Portfolio is to seek to provide investors
                                                  with capital appreciation. The Portfolio invests

PORTFOLIO / ADVISOR                               INVESTMENT OBJECTIVE AND STRATEGY
-------------------                               ---------------------------------
Advisor - Pilgrim Baxter & Associates, Ltd.       primarily in common stocks of companies that have
                                                  market capitalizations similar to the companies in
                                                  the Russell Midcap(R)Growth Index at the time of
                                                  purchase and that in Pilgrim Baxter's opinion have
                                                  strong business momentum, earnings growth and capital
                                                  appreciation potential. The Advisor intends to focus
                                                  on companies whose market capitalization or annual
                                                  revenues are between $500 million and $10 billion at
                                                  the time of purchase.

PBHG LARGE CAP GROWTH PORTFOLIO                   The investment objective of the PBHG Insurance Series
                                                  Large Cap Growth Portfolio is to seek to provide
Advisor - Pilgrim Baxter & Associates, Ltd.       investors with long-term growth of capital. The
                                                  Portfolio invests primarily in common stocks of
                                                  companies that have market capitalizations similar to
                                                  the companies in the Russell 1000(R)Growth Index at
                                                  the time of purchase and that in Pilgrim Baxter's
                                                  opinion have strong business momentum, earnings
                                                  growth and capital appreciation potential. The
                                                  Advisor intends to focus on companies whose market
                                                  capitalizations are over $5 billion at the time of
                                                  purchase.

PBHG MID-CAP PORTFOLIO                            The investment objective of PBHG Mid-Cap Portfolio is
                                                  to seek to provide investors with above-average total
Advisor - Pilgrim Baxter & Associates, Ltd.       return over a 3 to 5 year market cycle, consistent
                                                  with reasonable risk. The Portfolio invests primarily
                                                  in common stocks of companies that have market
                                                  capitalizations similar to those in the S&P MidCap
                                                  400 Index at the time of purchase and that in Pilgrim
                                                  Baxter's opinion are currently under priced using
                                                  certain financial measurements, such as their
                                                  price-to-earnings ratios, dividend income potential
                                                  and earnings power. The Portfolio generally has a
                                                  lower price-to-earnings ratio than the average
                                                  company in the Index and its sector weightings are
                                                  generally within 10% of the Index.

PBHG SELECT VALUE PORTFOLIO                       The investment objective of the PBHG Select Value
                                                  Portfolio is to seek to provide investors with
Advisor - Pilgrim Baxter & Associates, Ltd.       long-term growth of capital and income. Current
                                                  income is a secondary objective. The Portfolio
                                                  invests primarily in common stocks of no more than 30
                                                  companies that have market capitalizations similar to
                                                  the companies in the S&P 500 Index at the time of
                                                  purchase and that in Pilgrims Baxter's opinion are
                                                  currently under priced using certain financial
                                                  measurements, such as their price-to-earnings ratios,
                                                  dividend income potential and earnings power. The
                                                  Advisor intends to focus on those companies whose
                                                  market capitalizations are over $1 billion at the
                                                  time of purchase.

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO        The investment objective of the PBHG Insurance Series
                                                  Technology & Communications Portfolio is to seek to
Advisor - Pilgrim Baxter & Associates, Ltd.       provide investors with long-term growth of capital.
                                                  Current income is incidental to the Portfolio's
                                                  objective. The Portfolio, a non-diversified fund,
                                                  invests primarily in common stocks of companies doing
                                                  business in the technology and communications sector
                                                  of the market. The Portfolio is concentrated which
                                                  means it will invest 25% or more of its total assets
                                                  in the groups of the industries within that sector.

SCUDDER INVESTMENTS VIT FUNDS

SCUDDER VIT EAFE(R) EQUITY INDEX FUND             Investments in securities of foreign issuers present
                                                  greater risks including currency fluctuations and
Advisor - Deutsche Asset Management, Inc.(1)      changes in political/economic conditions. Foreign
                                                  securities markets generally exhibit greater price
                                                  volatility and are less liquid than the US markets.
                                                  Derivatives may be more volatile and less liquid than
                                                  traditional securities and the Fund could suffer
                                                  losses on its derivative positions. There is no
                                                  guarantee that the Fund will be able to mirror the MSCI

PORTFOLIO/ADVISOR                          INVESTMENT OBJECTIVE AND STRATEGY.

                                           EAFE(R) Index closely enough to track its performance.

                                           The EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE(R) Index Fund's investment advisor.
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT SMALL CAP INDEX FUND           Investments in small-size company stocks generally carry greater risks than are typically associated with larger companies for various reasons such as steeper price liquid stock.
Advisor - Deutsche Asset                   fluctuations, narrower markets, limited financial resources, and less Derivatives may be
Management, Inc.(1)                        more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                                           "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.

------------------------------------------------------------------------------------------------------------------------------------

(1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

STRONG PORTFOLIOS

STRONG OPPORTUNITY FUND II                 The Strong Opportunity Fund II invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are under-priced, yet
Advisor - Strong Investments               have attractive growth prospects. The managers base the analysis on a company's "private market value" - the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. The fund may invest up to
                                           25% of its net assets in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value.
------------------------------------------------------------------------------------------------------------------------------------

STRONG VIF MID CAP GROWTH FUND II          The Mid Cap Growth Fund II invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have
Advisor - Strong Investments               favorable prospects for growth of earnings and capital appreciation. The fund defines
                                           "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell Midcap(TM)Index at the time of investment.
                                           The portfolio can invest in futures and options transactions for hedging and risk management purposes. The fund may invest up to 25% of its net assets in foreign securities and may utilize an active trading approach.

PORTFOLIO/ADVISOR                          INVESTMENT OBJECTIVE AND STRATEGY.

THE TIMOTHY PLAN VARIABLE SERIES

THE TIMOTHY PLAN CONSERVATIVE GROWTH       The primary investment objective of the Timothy Plan Conservative Growth Variable Series
FUND VARIABLE SERIES                       is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come
Advisor - Timothy Partners, Ltd.           into the Fund and at the end of each quarter, as needed to maintain the asset allocation.
                                           The securities in which the underlying funds are precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."
------------------------------------------------------------------------------------------------------------------------------------

THE TIMOTHY PLAN STRATEGIC GROWTH FUND     The primary investment objective of the Timothy Plan Strategic Growth Variable Series is
VARIABLE SERIES                            to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by
Advisor - Timothy Partners, Ltd.           the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation.
                                           The securities in which the underlying funds are precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."

VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

VAN KAMPEN UIF CORE PLUS FIXED INCOME      The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average
PORTFOLIO-CLASS I                          total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a
Advisor - Van Kampen(2)                    diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF-U.S. MID CAP CORE           The investment objective of the U.S. Mid Cap Core Portfolio is to seek above-average
PORTFOLIO-CLASS I (formerly Mid Cap        total return over a market cycle of three to five years by investing primarily in common
Value Portfolio)                           stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P
Advisor: - Van Kampen (2)                  MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends.
------------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF U.S. REAL ESTATE            The investment objective of the U.S. Real Estate Portfolio is to seek above-average
PORTFOLIO-CLASS I                          current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate
Advisor - Van Kampen 2                     investment trusts (REITs).

PORTFOLIO/ADVISOR                          INVESTMENT OBJECTIVE AND STRATEGY.

VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I     The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and
Advisor - Van Kampen (2)                   other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.
------------------------------------------------------------------------------------------------------------------------------------

(2) Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Core (formerly Mid Cap Value), Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Core (formerly Mid Cap Value), Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.



If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                  ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.


The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

                          GREAT AMERICAN ADVISORS, INC.

Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications or order tickets for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as indicated below, the Company will never charge more to a Contract than the fees and charges described, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders and Withdrawals section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

    Purpose of Charge      Offset expenses incurred by the Company in the sale
                           of the Contracts, including commissions paid and costs of sales literature.

    Amount of Charge       Up to 8% of each purchase payment withdrawn from the
                           Contract depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed
between date of receipt of          0        1        2         3        4        5         6        7      8 or
purchase payment and date                                                                                    more
request for  withdrawal or
surrender received
-----------------------------------------------------------------------------------------------------------------
CDSC as a percentage of
purchase payment withdrawn or
surrendered                         8%       8%       7%        6%       5%       4%        3%       2%       0%
-----------------------------------------------------------------------------------------------------------------

    When Assessed                   On surrenders or withdrawals of purchase
                                    payments during Accumulation Period.

    Assessed Against What           Purchase payments only, not earnings. See
                                    the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.

    Waivers                         -        Free withdrawal privilege. See the
                                             Surrender and Withdrawals section
                                             of this prospectus for information.

                                    -        In the Company's discretion where
                                             the Company incurs reduced sales
                                             and servicing expenses.

                                    -        Upon separation from service if
                                             Contract issued with employer plan
                                             endorsement or deferred
                                             compensation endorsement.

                                    -        If the Contract is issued with a
                                             tax-sheltered annuity endorsement
                                             (and without an employer plan
                                             endorsement): (i) upon separation
                                             from service if Owner has attained
                                             age 55 and Contract has been in
                                             force for at least seven years; or
                                             (ii) after Contract has been in
                                             force ten years or more.

                                    -        Long-term care waiver rider. See
                                             the Surrenders and Withdrawals
                                             section of this prospectus for
                                             information.

                                    -        If the Social Security
                                             Administration determines after the
                                             Contract is issued that the Owner
                                             is "disabled" as that term is
                                             defined in the Social Security Act
                                             of 1935, as amended.

                                    -        Successor Owner election. See the
                                             Account Value section of this
                                             prospectus for information.

                                    -        Where required to satisfy state law
                                             or required for participation in
                                             certain retirement plans.

CONTRACT MAINTENANCE FEE

    Purpose of Charge               Offset expenses incurred in issuing the
                                    Contracts and in maintaining the Contracts and the Separate Account.

    Amount of Charge                $30.00 per year.

    When Assessed                   During the Accumulation Period, the charge
                                    is deducted on each anniversary of the
                                    effective date of the Contract, and at time of surrender. During the Benefit Payment
                                    Period, a portion of the charge is deducted from each variable dollar benefit payment.

    Assessed Against What           Amounts invested in the Subaccounts. During
                                    the Accumulation Period, the charge is
                                    deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit
                                    Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed
                                    Account options.

    Waivers                         -        During the Accumulation Period if
                                             the Account Value is at least
                                             $40,000 on the date the charge is
                                             due (individual contracts only).

                                    -        During the Benefit Payment Period
                                             if the amount applied to a variable
                                             dollar benefit is at least $40,000
                                             (individual contracts only).

                                    -        In the Company's discretion where
                                             the Company incurs reduced sales
                                             and servicing expenses.

                                    -        During the Benefit Payment Period
                                             where required to satisfy state
                                             law.

TRANSFER FEE

    Purpose of Charge               Offset cost incurred in administering the
                                    Contracts.

    Amount of Charge                $25 for each transfer in excess of 12 in any
                                    contract year. The Company reserves the
                                    right to change the amount of this charge at any time.

    When Assessed                   During the Accumulation Period.

    Assessed Against What           Deducted from amount transferred.

    Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

    Purpose of Charge               Offset expenses incurred in administering
                                    the Contracts and the Separate Account.

    Amount of Charge                Daily charge equal to 0.000411% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

    When Assessed                   During the Accumulation Period and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

    Assessed Against What           Amounts invested in the Subaccounts. Not
                                    assessed against the Fixed Account options.

    Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

    Purpose of Charge               Compensation for bearing certain mortality
                                    and expense risks under the Contract.
                                    Mortality risks arise from the Company's obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the
                                    Contracts and the Separate Account will
                                    exceed the amount recovered through the
                                    contract maintenance fees, transfer fees and administration charges.

    Amount of Charge                Daily charge equal to 0.003446% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

    When Assessed                   During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

    Assessed Against What           Amounts invested in the Subaccounts. Not
                                    assessed against the Fixed Account options.

    Waivers                         None.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

RIGHT TO CANCEL

The Owner of a Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the purchase payment(s), as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payment(s), less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawal, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Withdrawals and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide at least once each contract year a report of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the Owner's interest in the Fixed Account options as of that time; and
(2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawal, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -        transfer from a Subaccount

         -        surrender or withdrawal from the Subaccounts

         -        payment of a death benefit

         - application of the amounts in the Subaccounts to a settlement option

         -        deduction of the contract maintenance fee

         -        deduction of any transfer fee

SUCCESSOR OWNER ELECTION

If the Contract is issued after May 1, 2004, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                                                  TAX-QUALIFIED                NON-TAX-QUALIFIED
------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PURCHASE PAYMENT                                 $  2,000*                     $10,000
------------------------------------------------------------------------------------------------------------------
MINIMUM MONTHLY PAYMENT UNDER PERIODIC PAYMENT PROGRAM           $     50                      $   100
------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL PAYMENTS                                      $     50                      $    50
------------------------------------------------------------------------------------------------------------------
MAXIMUM SINGLE PURCHASE PAYMENT                                  $500,000 or Company           $500,000 or Company
                                                                 approval                      approval
------------------------------------------------------------------------------------------------------------------

*Group contracts are designed and intended for groups with an average initial certificate amount of at least $5,000.

The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

The Company may, in its sole discretion, restrict or prohibit the credit of purchase payment to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

PURCHASE PAYMENT BONUS

A bonus in the amount of 4% of each purchase payment will be credited to the Account Value. The bonus will be deemed to be a purchase payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of purchase payment allocations. Any bonus credited to a purchase payment is also deemed to be part of that purchase payment for CDSC purposes. This means if the bonus is returned to the Owner on a surrender or withdrawal following the first Contract year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the Right to Cancel period. CDSC is also not imposed with respect to any bonus amounts upon surrender or withdrawal during the first Contract year.

The bonus will not be returned to the Owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered during the first Contract year, unless otherwise required by state law. In either case, the bonus will be forfeited and the Owner will bear the risk of investment gains or losses on the amount of the bonus that was allocated to Subaccounts.

The bonus is funded from the Company's General Account, and the Company guarantees that the bonus will never be less than 4%. The CDSC for the Contract is slightly higher and longer than for the other variable annuity contracts issued by the Company through Annuity Investors(R) Variable Account B. The Company expects to partially recover the expenses associated with providing the bonus under the Contract from this additional CDSC. The standard mortality and expense risk charge for the Contract is the same as for other variable annuity standard contracts issued by the Company through Annuity Investors(R) Variable Account B. It does not include any additional charge for the bonus feature.

In certain circumstances, due to the generally higher surrender charge and longer surrender period for a contract with a bonus, an annuity contract without a bonus may provide greater value on surrender or withdrawal. In addition, if you surrender or withdrawal your contract during the first Contract Year, we will recapture the entire amount of the bonus even if your Contract has declined in value to an amount less than your Purchase Payments. As with any variable annuity that includes a contingent deferred sales charge, you should carefully consider your need to access your Account Value during the CDSC period, and the extent to which the free withdrawal privilege available under the Contract may be sufficient.

INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:

           Fixed Accumulation Account Option
           One-Year Guaranteed Interest Rate Option
           Three-Year Guaranteed Interest Rate Option
           Five-Year Guaranteed Interest Rate Option
           Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
----------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                      $   10
----------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT          $   10
----------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE PERIOD      $2,000
OPTION                                                    No amounts may be  allocated to a guarantee  period  option that would extend  beyond the Annuity Commencement Date.
----------------------------------------------------------------------------------------------------------------------
ALLOCATIONS TO EITHER FIVE-YEAR GUARANTEED INTEREST RATE  For Contracts issued after May 1, 2004 for states where the
OPTION OR SEVEN-YEAR GUARANTEED INTEREST RATE OPTION      Company has received regulatory approval, amounts may be
                                                          allocated to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only
                                                          during the first contract year.
----------------------------------------------------------------------------------------------------------------------
ALLOCATION DURING RIGHT TO CANCEL PERIOD                  No current restrictions,  however, the Company reserves the right to require that  purchase  payment(s) be allocated to the money market  Subaccount  or to the Fixed  Accumulation
                                                          Account option during the right to cancel period.
----------------------------------------------------------------------------------------------------------------------

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on the amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

The Company may, in its sole discretion, restrict or prohibit allocation to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

PRINCIPAL GUARANTEE PROGRAM

An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first contract year.

RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS

An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. When the amount matures, the Owner may elect in writing to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers are:

                                                                 TAX-QUALIFIED AND NON-TAX-QUALIFIED
---------------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT                  $500 or balance of Subaccount, if less
---------------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION            $500 or balance of Fixed Account option, if less
---------------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE PERIOD    $2,000
OPTION                                                No amounts may be transferred to a guarantee period option, that would extend beyond the Annuity Commencement Date.

---------------------------------------------------------------------------------------------------------------------
MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER      During any contract year, 20% of the Fixed Account option's
THAN FIXED ACCOUNT GUARANTEE PERIOD OPTION WHICH IS   value as of the most recent contract anniversary.
MATURING
---------------------------------------------------------------------------------------------------------------------
TRANSFERS TO EITHER FIVE-YEAR GUARANTEED INTEREST     For Contracts issued after May 1, 2004 for states where the
RATE OPTION OR SEVEN-YEAR GUARANTEED INTEREST RATE    Company has received regulatory approval, amounts may be
OPTION                                                transferred to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only
                                                      during the first contract year.
---------------------------------------------------------------------------------------------------------------------
TRANSFERS FROM FIXED ACCOUNT OPTIONS                  -      May not be made prior to first contract anniversary.

                                                      -      Amounts transferred from Fixed Account options to
                                                             Subaccounts may not be transferred back to Fixed Account
                                                             options for a period of 6 months from the date of the
                                                             original transfer.
---------------------------------------------------------------------------------------------------------------------

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

                                                                   MINIMUM ACCOUNT
        SERVICE                       DESCRIPTION                    REQUIREMENTS               LIMITATIONS/NOTES
-----------------------------------------------------------------------------------------------------------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000.               transfers may not be made
switching between investments   to any other Subaccount(s),                                to any of the Fixed Account
available under the             or from the Fixed             Minimum transfer per month   options.  The dollar cost
Contract. Dollar                Accumulation                  is $500. When                averaging

                                                                   MINIMUM ACCOUNT
        SERVICE                       DESCRIPTION                    REQUIREMENTS               LIMITATIONS/NOTES
------------------------------------------------------------------------------------------------------------------------
cost averaging requires         Account option                balance of source            transfers will take
regular investments regardless  (where available) to any      of funds falls below         place on the last
of fluctuating price levels     Subaccount(s), on a monthly   $500, entire balance         Valuation Date of each
and does not guarantee profits  or quarterly basis.           will be allocated            calendar month or quarter
or prevent losses in a                                        according to dollar cost     as requested by the Owner.
declining market. You should                                  averaging instructions.
consider your financial
ability to continue dollar
cost averaging transfers
through periods of changing
price levels.
------------------------------------------------------------------------------------------------------------------------
PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts between the           $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                (where available) to                                       not be available if the
                                maintain the percentage                                    dollar cost averaging
                                allocations selected by the                                program or an interest
                                Owner.                                                     sweep from the Fixed
                                                                                           Accumulation Account option
                                                                                           is being utilized.
------------------------------------------------------------------------------------------------------------------------
INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
                                income from any Fixed         Account option selected      will take place on the last
                                Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter.  Interest
                                                              Fixed Account option         sweep is not available from
                                                              selected is 20% of such      the Seven-Year Guaranteed
                                                              Fixed Account option's       Interest Rate Option if the
                                                              value per year.  Amounts     Principal Guarantee Program
                                                              transferred under the        is selected.
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.
------------------------------------------------------------------------------------------------------------------------

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.

Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via
U. S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U. S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Additionally, the Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.


SURRENDER AND WITHDRAWALS

An Owner may surrender a Contract in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on surrender or withdrawal. If bonus amounts credited to a purchase payment are returned to the Owner on a withdrawal or surrender following the first year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the free look period. CDSC is also not imposed with respect to any bonus amounts upon withdrawal or surrender during the first Contract year. The restrictions and charges on withdrawals and surrenders are:

                                                            TAX-QUALIFIED                     NON-TAX-QUALIFIED
---------------------------------------------------------------------------------------------------------------------
MINIMUM AMOUNT OF WITHDRAWAL                                                     $500
---------------------------------------------------------------------------------------------------------------------
MINIMUM REMAINING SURRENDER VALUE AFTER                                                  $500
WITHDRAWAL
---------------------------------------------------------------------------------------------------------------------
AMOUNT AVAILABLE FOR SURRENDER OR WITHDRAWAL            Surrender Value, subject to    Surrender Value, subject to
(valued as of end of Valuation Period in which          tax law or employer plan        employer plan restrictions on
request for surrender or withdrawal is                  restrictions on withdrawals     withdrawals or surrender
received by the Company)                                or surrender

TAX PENALTY FOR EARLY WITHDRAWAL                      When applicable, 10% of amount distributed before age 59 1/2
------------------------------------------------------------------------------------------------------------------
CONTRACT MAINTENANCE FEE ON SURRENDER                 $30 (no CDSC applies to fee)
------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE ("CDSC")             Up to 8% of purchase payments
------------------------------------------------------------------------------------------------------------------
ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC (order may   First from accumulated earnings (no CDSC applies) and then
be different for tax purposes)                        from purchase payments on "first-in, first-out" basis (CDSC may apply)
------------------------------------------------------------------------------------------------------------------

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered or withdrawn amount may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on a surrender or withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or
(b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Annuity Commencement Date.

Annuity Benefit payments will be made to the Annuitant as Payee. In lieu of that, you may elect by Written Request to have Annuity Benefit payments made to you as Payee. Any Annuity Benefit amounts remaining payable on the death of the Payee will be paid to the contingent Payee designated by you by Written Request. We may reject the naming of a non-natural contingent Payee.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately proceeding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.

The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

DEATH BENEFIT AMOUNT

The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2000 and again in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the "2000 Death Benefit Endorsement" and "2003 Death Benefit Endorsement," respectively). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.

DEATH BENEFIT AMOUNT (VERSION 1)

This Version 1 of the Death Benefit Amount applies to:

          1) all Group and Individual Contracts issued in any state after May 1, 2004; and

          2) all Group and Individual Contracts issued prior to May 1, 2004 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will equal the greater of:

          1)   the Account Value on the Death Benefit Valuation Date; or

          2)   the Minimum Death Benefit.

The Minimum Death Benefit is equal to the total purchase payments, including the bonus(es) thereon, reduced proportionally for partial withdrawals. This reduction will include any charges or adjustments applicable to such partial withdrawals, and will be made on the date of the partial withdrawal. This means that the Minimum Death Benefit will be reduced on that date in the same proportion that the Account Value is reduced by the partial withdrawal.

The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner's total Account Value immediately before the Death Benefit Valuation Date.

DEATH BENEFIT AMOUNT (VERSION 2)

This Version 2 of the Death Benefit Amount applies to all Group and Individual Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The death benefit will be an amount equal to the larger of the following two amounts:

          1)   The Account Value on the Death Benefit Valuation Date; or

          2) The total purchase payment(s), including the bonus(es) thereon, less any partial withdrawals and any CDSC that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

For all Contracts an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made; the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, Semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

CALCULATION OF FIXED DOLLAR PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit factors based on annuity 2000 tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in the tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.
For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR PAYMENTS

The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

COMMUTED VALUES

After receiving benefits under a Contract for at least 5 years, a Beneficiary may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement options elected.

The commuted value of payments is not available to a Beneficiary if the payments to be made are Death Benefit Payments and the Beneficiary did not make the settlement options then in effect.

                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions.
Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment.

TEXAS TEACHERS RETIREMENT SYSTEM

The Texas Teachers Retirement System ("TRS") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities. In order to qualify for inclusion as an investment option in the TRS program, the Contracts are subject to certain requirements established by TRS. Among other things, the TRS requirements impose limitations on total expenses (including expenses of the Portfolios). As a result, some of the Subaccounts and their underlying Portfolios may not be available to TRS Contract Owners for allocation of purchase payments or transfers. Similarly, certain optional benefits that are, or may be, offered to other Contract Owners for an extra charge may not be available to TRS Contract Owners due to these limitations.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may do so in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts:

                                  TAX-QUALIFIED PLANS
                       NONQUALIFIED DEFERRED COMPENSATION PLANS                BASIC NON-TAX-QUALIFIED CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
PLAN TYPES             -   IRC Section 401 (Pension and Profit Sharing)   -      IRC Section 72 only

                       -   IRC Section 403(b) (Tax-Sheltered Annuities)

                       -   IRC Section 408 (IRA, SEP, SIMPLE IRA)

                       -   IRC Section 408A (Roth IRA)

                       -   IRC Section 457

                       -   Nonqualified Deferred Compensation
-------------------------------------------------------------------------------------------------------------------------
WHO MAY PURCHASE A     Natural person, employer, or employer plan.        Anyone.  Non-natural person may purchase but
CONTRACT               Nonqualified deferred compensation plans will      will generally lose tax-deferred status.
                       generally lose tax-deferred status of Contract
                       itself.
-------------------------------------------------------------------------------------------------------------------------
TAXATION OF            If there is an after-tax "investment in the        Account Value in excess of "investment in the
SURRENDERS             contract," a pro rata portion of the amount        contract" is included in taxable income.
                       surrendered is taxable income based on the         Generally, the "investment in the contract"
                       ratio of "investment in the contract" to           will equal the sum of all purchase payments
                       Account Value.  Usually, 100% of distributions     less prior non-taxable withdrawals.
                       from a qualified plan must be included in          Surrenders are deemed to come from earnings
                       taxable income because there were no after-tax     first, and "investments in the contract"
                       contributions and therefore no "investment in      last.
                       the contract."  Qualified distributions from
                       Section 408A Roth IRA may be completely tax free.  For a Contract purchased as part of an IRC
                                                                          Section 1035 exchange which includes
                       Surrenders prior to age 59 1/2 may be subject to   contributions made before August 14, 1982
                       10% tax penalty  (25% for a SIMPLE IRA within      ("pre-TEFRA contributions") partial
                       the first two years of participation).             withdrawals are not taxable until the
                                                                          pre-TEFRA contributions have been returned.

                       Surrenders from tax-qualified Contracts may be
                       restricted to meet requirements of the             The taxable portion of any surrender prior to
                       Internal Revenue Code or the terms of a            age 59 1/2may be subject to a 10% tax penalty.
                       retirement plan.
-------------------------------------------------------------------------------------------------------------------------
TAXATION OF BENEFIT    For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of
PAYMENTS (ANNUITY      after-tax "investment in the contract" (if any) to the total expected payments, and the balance is
BENEFIT PAYMENTS OR    included in taxable income. For variable dollar benefit payments, a specific dollar amount of each
DEATH BENEFIT          payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each
PAYMENTS)              payment. In either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a
                       Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty (25% for SIMPLE IRA payment in the first 2 years of participation). Tax penalties do not apply to any payments after death of the Owner.
-------------------------------------------------------------------------------------------------------------------------
TAXATION OF LUMP SUM   Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to
DEATH BENEFIT PAYMENT  death benefit distributions.
-------------------------------------------------------------------------------------------------------------------------
ASSIGNMENT OF          Assignment and transfer of Ownership generally     Generally, deferred earnings become taxable
CONTRACT/              not permitted.                                     to transferor at time of transfer and
TRANSFER OF OWNERSHIP                                                     transferee receives an "investment in the
                                                                          contract" equal to the Account Value at that
                                                                          time. Gift tax consequences are not
                                                                          discussed herein.
-------------------------------------------------------------------------------------------------------------------------
WITHHOLDING            Eligible rollover distributions from Section       Generally, Payee may elect to have taxes
                       401, Section 403(b), and governmental Section      withheld or not.
                       457 plan Contracts subject to 20% mandatory
                       withholding on taxable portion unless direct
                       rollover. Other Section 457 plan benefits and
                       nonqualified deferred compensation plan
                       benefits subject to wage withholding. For all
                       other payments, Payee may elect to have taxes
                       withheld or not.
-------------------------------------------------------------------------------------------------------------------------

                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site www:http://.sec.gov. The registration number for the Registration Statement is 333-51971.

                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS

The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

                                                                                                       Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) _______________________________________________________
      General Information and History _____________________________________________________________

      State Regulations ___________________________________________________________________________

SERVICES __________________________________________________________________________________________
      Safekeeping of Separate Account Assets ______________________________________________________
      Records and Reports _________________________________________________________________________
      Experts _____________________________________________________________________________________
DISTRIBUTION OF THE CONTRACTS _____________________________________________________________________
CALCULATION OF PERFORMANCE INFORMATION ____________________________________________________________
      Money Market Subaccount Standardized Yield Calculation ______________________________________
      Average Annual Total Return Calculation _____________________________________________________
      Cumulative Total Return Calculation _________________________________________________________
      Standardized Average Annual Total Return Data _______________________________________________
      Non-Standardized Average Annual Total Return Data ___________________________________________
      Other Performance Measures __________________________________________________________________

BENEFIT UNITS-TRANSFER FORMULAS ___________________________________________________________________
FEDERAL TAX MATTERS _______________________________________________________________________________
      Taxation of Separate Account Income _________________________________________________________
      Tax Deferred Status of Non Qualified Contracts ______________________________________________
FINANCIAL STATEMENTS ______________________________________________________________________________


          Copies of the Statement of Additional Information dated May 1, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.


________________________________________________________________________________

       Name:
________________________________________________________________________________
       Address:
________________________________________________________________________________
       City:
________________________________________________________________________________
       State:
________________________________________________________________________________
       Zip:
________________________________________________________________________________

ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

         This Statement of Additional Information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account B ("Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

         A copy of the prospectus applicable to your contract dated May 1, 2004, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS

                                                                                                             PAGE
                                                                                                             ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY....................................................................   3
      General Information and History.......................................................................   3
      State Regulations.....................................................................................   3
SERVICES....................................................................................................   3
      Safekeeping of Separate Account Assets................................................................   3
      Records and Reports...................................................................................   3
      Experts...............................................................................................   3
DISTRIBUTION OF THE CONTRACTS...............................................................................   4
CALCULATION OF PERFORMANCE INFORMATION......................................................................   4
      Money Market Subaccount Standardized Yield Calculation................................................   4
      Average Annual Total Return Calculation...............................................................   6
      Cumulative Total Return Calculation...................................................................   6
      Standardized Average Annual Total Return Data.........................................................   7
      Non Standardized Average Annual Total Return Data.....................................................  11
OTHER PERFORMANCE MEASURES..................................................................................  13
BENEFIT UNITS - TRANSFER FORMULAS...........................................................................  15
FEDERAL TAX MATTERS.........................................................................................  16
      Taxation of Separate Account Income...................................................................  16
      Tax Deferral on Non-tax qualified Contracts...........................................................  17
FINANCIAL STATEMENTS........................................................................................  17

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS

The financial statements of the Separate Account and the financial statements of the Company at December 31, 2003 and 2002, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts registered under numbers 333-19725 and 333-51971 is expected to be continuous. Although the Company does not anticipate discontinuing the offering of these Contracts, the Company reserves the right to discontinue offering one or both of the Contracts. The offering of the Contract registered under number 333-51955 has been suspended. Additional purchase payments maybe made to this Contract, by existing Contract or Certificate owners. Although the Company does not anticipate any further offering of this Contract to new purchasers, the Company reserves the right to resume offering this Contract.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:

                                                           Year Ended
                 --------------------------------------------------------------------------------------------
                        12/31/2003                         12/31/2002                       12/31/2001
Registration     --------------------------------------------------------------------------------------------
Statement #      Received         Retained         Received        Retained          Received      Retained
-------------------------------------------------------------------------------------------------------------
333-19725                                         $ 1,684,519      $ 594,298        $ 2,741,101   $ 668,077
-------------------------------------------------------------------------------------------------------------
333-51955                                         $   230,314      $ 114,917        $   189,671   $ 138,609
-------------------------------------------------------------------------------------------------------------
333-51971                                         $   269,038      $  87,549        $   350,730   $  89,801
-------------------------------------------------------------------------------------------------------------

                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

        Where:

        BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value ("AUV") for the

          Money Market Subaccount over a 7-day period determined as follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period
          -------------------------------------------------------------
                        AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2003 are as follows: [TO BE UPDATED]

 Contract          Total Separate Account Charges           Yield           Effective Yield
-------------------------------------------------------------------------------------------
333-19725                      1.65%
                ---------------------------------------------------------------------------
                               1.50%
                ---------------------------------------------------------------------------
                               1.40%
                ---------------------------------------------------------------------------
                               1.10%
                ---------------------------------------------------------------------------
                               0.95%
-------------------------------------------------------------------------------------------
333-51955                      1.40%
                ---------------------------------------------------------------------------
                               1.10%
                ---------------------------------------------------------------------------
                               0.95%
                ---------------------------------------------------------------------------
                               0.90%
                ---------------------------------------------------------------------------
                               0.75%
-------------------------------------------------------------------------------------------
333-51971                      1.40%
                ---------------------------------------------------------------------------
                               1.25%
-------------------------------------------------------------------------------------------

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

     P             =    a hypothetical initial payment of $1,000

     T             =    average annual total return

     N             =    number of years

     ERV           =    ending redeemable value at the end of the one-,
                        five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

     CTR      =   the cumulative total return net of Subaccount recurring
                  charges, other than the Contract (or Certificate) maintenance fee, for the period

     ERV      =   ending redeemable value at the end of the one-, five-or
                  ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

     P        =   a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                            S.E.C. FILE NO.
                                                                                            333-19725
(Data reflects deduction of all recurring charges including contingent          ----------------------------------
deferred sales charges and contract (or certificate) maintenance fees                       STANDARD(1)
- data is the same for all Standard Contracts)                                              CONTRACTS
-------------------------------------------------------------------------------------------------------------------
                                                                                                            FROM
                       ALL PERIODS                                                                        INCEPTION
                   ENDING 12/31/2003                                            1 YEAR      5 YEARS         DATE(3)
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-IS
-------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
-------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-IS
-------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Money Market Portfolio-IS
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF- Core Equity Fund
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(4)
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF-High Yield Fund
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio-Institutional Shares
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio
-------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio(5)
-------------------------------------------------------------------------------------------------------------------
Fund-PBHG Select Value Portfolio
-------------------------------------------------------------------------------------------------------------------
PBHG Technology & Communication Portfolio
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE (R)Equity Index
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index
-------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II
-------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II
-------------------------------------------------------------------------------------------------------------------
The Timothy Plan Conservative Growth VS(6)
-------------------------------------------------------------------------------------------------------------------
The Timothy Plan Strategic Growth VS(6)
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio-Class I
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio-Class I
-------------------------------------------------------------------------------------------------------------------

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  Subaccount inception date (5/1/99) to 12/31/2003.

(5)  Subaccount inception date (5/1/01) to 12/31/2003.

(6)  Subaccount inception date (5/1/02) to 12/31/2003.

                                                                                   S.E.C. FILE NO.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                         333-19725
(Data reflects deduction of all recurring charges including contingent    -----------------------------------
deferred sales charges and contract (or certificate) maintenance fees                ENHANCED(2)
- data is the same for all Standard Contracts)                                        CONTRACTS
-------------------------------------------------------------------------------------------------------------
                                                                                                      FROM
                            ALL PERIODS                                                            INCEPTION
                        ENDING 12/31/2003                                 1 YEAR      5 YEARS         DATE(3)
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Money Market Portfolio-IS
-------------------------------------------------------------------------------------------------------------
INVESCO VIF- Core Equity Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(4)
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-High Yield Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio-Institutional Shares
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio(5)
-------------------------------------------------------------------------------------------------------------
Fund-PBHG Select Value Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Technology & Communication Portfolio
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE (R)Equity Index
-------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II
-------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Conservative Growth VS(6)
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Strategic Growth VS(6)
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio-Class I

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  Subaccount inception date (5/1/99) to 12/31/2003.

(5)  Subaccount inception date (5/1/01) to 12/31/2003.

(6)  Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                      S.E.C. FILE NO.
                                                                                      333-51971
(Data reflects deduction of all recurring charges including contingent    -----------------------------------
deferred sales charges and contract (or certificate) maintenance fees                STANDARD(1)
- data is the same for all Standard Contracts)                                        CONTRACTS
-------------------------------------------------------------------------------------------------------------
                                                                                                     FROM
                            ALL PERIODS                                                            INCEPTION
                        ENDING 12/31/2003                                 1 YEAR      5 YEARS        DATE(3)
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Money Market Portfolio-IS
-------------------------------------------------------------------------------------------------------------
INVESCO VIF- Core Equity Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(4)
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-High Yield Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio-Institutional Shares
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio(5)
-------------------------------------------------------------------------------------------------------------
Fund-PBHG Select Value Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Technology & Communication Portfolio
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE (R)Equity Index
-------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II
-------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Conservative Growth VS(6)
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Strategic Growth VS(6)
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio-Class I
-------------------------------------------------------------------------------------------------------------

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  Subaccount inception date (5/1/99) to 12/31/2003.

(5)  Subaccount inception date (5/1/01) to 12/31/2003.

(6)  Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                       S.E.C. FILE NO.
                                                                                       333-51955
(Data reflects deduction of all recurring charges including contingent    -----------------------------------
deferred sales charges and contract (or certificate) maintenance fees                 STANDARD(2)
- data is the same for all Standard Contracts)                                        CONTRACTS
-------------------------------------------------------------------------------------------------------------
                                                                                                      FROM
                            ALL PERIODS                                                            INCEPTION
                        ENDING 12/31/2003                                 1 YEAR      5 YEARS         DATE(3)
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Money Market Portfolio-IS
-------------------------------------------------------------------------------------------------------------
INVESCO VIF- Core Equity Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(4)
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-High Yield Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio-Institutional Shares
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio(5)
-------------------------------------------------------------------------------------------------------------
Fund-PBHG Select Value Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Technology & Communication Portfolio
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE (R)Equity Index
-------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II
-------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Conservative Growth VS(6)
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Strategic Growth VS(6)
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio-Class I
-------------------------------------------------------------------------------------------------------------

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  Subaccount inception date (5/1/99) to 12/31/2003.

(5)  Subaccount inception date (5/1/01) to 12/31/2003.

(6)  Subaccount inception date (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                  S.E.C. FILE NO.
                                                                                      333-19725
(Data reflects deduction of all recurring charges including contingent    -----------------------------------
deferred sales charges and contract (or certificate) maintenance fees                STANDARD(1)
- data is the same for all Standard Contracts)                                        CONTRACTS
-------------------------------------------------------------------------------------------------------------
                                                                                                      FROM
                            ALL PERIODS                                                            INCEPTION
                        ENDING 12/31/2003                                 1 YEAR      5 YEARS        DATE(3)
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Money Market Portfolio-IS
-------------------------------------------------------------------------------------------------------------
INVESCO VIF- Core Equity Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund(5)
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(8)
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-High Yield Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund(5)
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio-Institutional Shares
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio(7)
-------------------------------------------------------------------------------------------------------------
Fund-PBHG Select Value Portfolio(6)
-------------------------------------------------------------------------------------------------------------
PBHG Technology & Communication Portfolio
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE (R)Equity Index(4)
-------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index(4)
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II
-------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Conservative Growth VS(9)
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Strategic Growth VS(9)
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio-Class I
-------------------------------------------------------------------------------------------------------------

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  From inception date of Portfolio (8/22/97) to 12/31/2003.

(5)  From inception date of Portfolio (8/25/97) to 12/31/2003.

(6)  From inception date of Portfolio (10/28/97) to 12/31/2003.

(7)  From inception date of Portfolio (11/30/98) to 12/31/2003.

(8)  From inception date of Portfolio (9/21/99) to 12/31/2003.

(9)  From inception date of Portfolio (5/1/02) to 12/31/2003.

                                                                                   S.E.C. FILE NO.
NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                     333-19752
(Data reflects deduction of all recurring charges including contingent    -----------------------------------
deferred sales charges and contract (or certificate) maintenance fees                ENHANCED(2)
- data is the same for all Standard Contracts)                                        CONTRACTS
-------------------------------------------------------------------------------------------------------------
                                                                                                      FROM
                            ALL PERIODS                                                            INCEPTION
                        ENDING 12/31/2003                                 1 YEAR      5 YEARS        DATE(3)
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Money Market Portfolio-IS
-------------------------------------------------------------------------------------------------------------
INVESCO VIF- Core Equity Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund(5)
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(8)
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-High Yield Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund(5)
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio-Institutional Shares
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio(7)
-------------------------------------------------------------------------------------------------------------
Fund-PBHG Select Value Portfolio(6)
-------------------------------------------------------------------------------------------------------------
PBHG Technology & Communication Portfolio
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE (R)Equity Index(4)
-------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index(4)
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II
-------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Conservative Growth VS(9)
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Strategic Growth VS(9)
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio-Class I
-------------------------------------------------------------------------------------------------------------

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  From inception date of Portfolio (8/22/97) to 12/31/2003.

(5)  From inception date of Portfolio (8/25/97) to 12/31/2003.

(6)  From inception date of Portfolio (10/28/97) to 12/31/2003.

(7)  From inception date of Portfolio (11/30/98) to 12/31/2003.

(8)  From inception date of Portfolio (9/21/99) to 12/31/2003.

(9)  From inception date of Portfolio (5/1/02) to 12/31/2003.

                                                                                   S.E.C. FILE NO.
NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                     333-51955
                                                                                      333-51971
(Data reflects deduction of all recurring charges including contingent    -----------------------------------
deferred sales charges and contract (or certificate) maintenance fees                STANDARD(1)
- data is the same for all Standard Contracts)                                        CONTRACTS
-------------------------------------------------------------------------------------------------------------
                                                                                                      FROM
                            ALL PERIODS                                                            INCEPTION
                        ENDING 12/31/2003                                 1 YEAR      5 YEARS        DATE(3)
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Developing Leaders Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Money Market Portfolio-IS
-------------------------------------------------------------------------------------------------------------
INVESCO VIF- Core Equity Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund(5)
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund(8)
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-High Yield Fund
-------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund(5)
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio-Institutional Shares
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio-IS
-------------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio(7)
-------------------------------------------------------------------------------------------------------------
Fund-PBHG Select Value Portfolio(6)
-------------------------------------------------------------------------------------------------------------
PBHG Technology & Communication Portfolio
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE (R)Equity Index(4)
-------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index(4)
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II
-------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Conservative Growth VS(9)
-------------------------------------------------------------------------------------------------------------
The Timothy Plan Strategic Growth VS(9)
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio-Class I
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio-Class I
-------------------------------------------------------------------------------------------------------------

(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  From inception date of Portfolio (8/22/97) to 12/31/2003.

(5)  From inception date of Portfolio (8/25/97) to 12/31/2003.

(6)  From inception date of Portfolio (10/28/97) to 12/31/2003.

(7)  From inception date of Portfolio (11/30/98) to 12/31/2003.

(8)  From inception date of Portfolio (9/21/99) to 12/31/2003.

(9)  From inception date of Portfolio (5/1/02) to 12/31/2003.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors,SM Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                        BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

     The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

     The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer) = UNIT1 - BU1 (trans)

     The number of Benefit Units transferred to the new Subaccount is BU2
          (trans).
                    BU2 (trans) = BU1 (trans) * BUV1/BUV2.

     The number of the Contract Owner's Benefit Units in the new Subaccount
          (after the transfer)
                    = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

          BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

          BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

          BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

          BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

          UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

          UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) To reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2003 and 2002 and the Company's audited financial statements for the years ended December 31, 2003 and 2002 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ANNUITY INVESTORS

VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

DECEMBER 31, 2003

WITH REPORT OF INDEPENDENT AUDITORS

[TO BE UPDATED AND ADDED IN 485(b) FILING]

PART C
OTHER INFORMATION - 333-51971

ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     All required financial Statements are included in Parts A or B of this Registration Statement.

(b)  Exhibits


     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizing establishment of Annuity Investors(R) Variable Account B.(1/)

     (2)  Not Applicable

     (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company and AAG Securities, Inc. (n/k/a Great American Advisors(S)(R), Inc.).(2/)

          (i)  Amended Schedule 1 to Distribution Agreement.(3/)

          (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisor(R), Inc. and another Broker-Dealer.(12/)


     (4)  Individual and Group Contract Forms and Endorsements.

          (a)  Form of Bonus Group Flexible Premium Deferred Annuity Contract.
               (3/)

          (b) Form of Certificate of Participation under Bonus Group Contract. (3/)

          (c) Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract.(3/)

          (d) Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract.(3/)

          (e)  Form of Loan Endorsement to Individual Contract.(2/)

          (f) Form of Texas Optional Retirement Program Endorsement to Individual Contract.(2/)

          (g)  Form of Long-Term Care Waiver Rider to Individual Contract.(2/)

          (h)  Form of Loan Endorsement to Group Contract.(2/)

          (i) Form of Loan Endorsement to Certificate of Participation under a Group Contract.(2/)

          (j)  Form of Deferred Compensation Endorsement to Group Contract.(2/)

          (k) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.(4/)

          (l) Form of Texas Optional Retirement Program Endorsement to Group Contract.(4/)

          (m) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.(2/)

          (n)  Form of Long-Term Care Waiver Rider to Group Contract.(2/)

          (o) Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract.(2/)

          (p) Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract.(3/)

          (q) Form of SIMPLE IRA Endorsement to Qualified Individual Contract. (3/)

          (r)  Form of Roth IRA Endorsement to Qualified Individual Contract.
               (3/)

          (s)  Form of Employer Plan Endorsement to Group Contract.(3/)

          (t) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.(3/)

          (u) Form of Employer Plan Endorsement to Qualified Individual Contract.(3/)

          (v)  Form of Tax Sheltered Annuity Endorsement to Group Contract.(3/)

          (w) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.(3/)

          (x) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract.(3/)

          (y) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.(3/)

          (z) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.(3/)

          (aa) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract.(3/)

          (bb) Form of Governmental Section 457 Plan Endorsement to Group Contract.(3/)

          (cc) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract.(3/)

          (dd) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract.(3/)

          (ee) Form of Successor Owner Endorsement to Group Contract.(5/)

          (ff) Form of Successor Owner Endorsement to Certificate of Participation under a group Contract.(5/)

          (gg) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract.(5/)

          (hh) Form of Individual Retirement Annuity Endorsement to Group Contract.(6/)

          (ii) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.(6/)

          (jj) Form of SIMPLE IRA Endorsement to Group Contract.(6/)

          (kk) Form of SIMPLE IRA Endorsement to Certificate of Participation under a Group Contract.(6/)

          (ll) Form of Roth IRA Endorsement to Group Contract.(6/)

          (mm) Form of Roth IRA Endorsement to Certificate of Participation under a Group Contract.(6/)

          (nn) Form of Unisex Endorsement to Non-Qualified Individual Contract. (6/)

          (oo) Revised Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract (filed herewith).

          (pp) Revised Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract (filed herewith).

      (5) (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.(3/)

          (b) Form of Application for Group Flexible Premium Deferred Annuity Contract.(3/)

          (c) Revised Form of Application for Group Flexible Premium deferred Annuity Contract.(4/)

          (d) Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.(13/)

     (6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company(R).(1/)

               (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996.(7/)

               (ii) Amendment to Articles of Incorporation adopted August 9,
                    1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

          (b) Code of Regulations of Annuity Investors Life Insurance Company. (6/)

     (7)  Not Applicable.

     (8) (a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.

          (b) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.(2/)

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.

          (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.

          (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series.(2/)

               (i) Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series.(3/)

          (e) Participation Agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc.(n/k/a Strong Opportunity Fund II) (2/)

          (f) Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc.(2/)

               (i) Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc.

          (g) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 3/

               (i) Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc.(n/k/a Van Kampen Universal Institutional Funds Inc.) (3/)

          (h) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. 2/

          (i) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American(R) Financial Resources, Inc.).(2/)

          (j) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors, Inc.) and AAG Insurance Agency, Inc.(2/)

          (k) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American Financial Resources, Inc.).(2/)

          (l) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc.(2/)

          (m) Service Agreement between Annuity Investors Life Insurance Company and

               Pilgrim Baxter & Associates, Ltd.(2/)

          (n) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.)

          (o) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company.(2/)

          (p) Service Agreement between Annuity Investors Life Insurance Company (R) and Janus Capital Corporation.(2/)

          (q) Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company.(4/)

          (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(4/)

          (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company.(4/)

          (t) Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment ) and Annuity Investors Life Insurance Company.(8/)

          (u) Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company.(8/)

          (v) Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(14/)

          (w) Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(14/)

     (9)  Opinion and Consent of Counsel.(1/)

     (10) Consent of Independent Auditors (to be filed by amendment).

     (11) No Financial Statements are omitted from item 23.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Quotations.(7/)

     (14) Not Applicable.

     (15) Powers of Attorney (filed herwith).

     1/ Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on November 8, 1995

     2/ Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on December 4, 1995

     3/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B SEC File No. 333-19725 on November 17, 1998

     4/   Filed with Post-Effective Amendment No. 3 to Form N-4 on April 6, 1998

     5/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on June 2, 1995

     6/ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on April 24, 1996

     7/ Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861 40 Act File No.811-07299, on April 29, 1997

     8/ Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors

          Variable Account B SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on February 26, 1999.

     9/ Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account A, SEC '33 File No. 33-65409 '40 Act File No. 811-07299 on December 23, 1996.

     10/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on June 3, 1997.

     11/ Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on February 1, 1999.

     12/ Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 28, 2000.

     13/ Incorporated by reference to Post Effective Amendment No. 8, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 30, 2001.

     14/ Incorporated by reference to Post Effective Amendment No. 9, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 30, 2002.


     15/ Incorporated by reference to Post Effective Amendment No. 12, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 30, 2003.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

                               PRINCIPAL             POSITIONS AND OFFICES
      NAME                 BUSINESS ADDRESS             WITH THE COMPANY
      ----                 ----------------             ----------------
Charles R. Scheper                (1)         President, Chief Executive Officer and Director
Stephen Craig Lindner             (1)         Director
Mark Francis Muething             (1)         Executive Vice President, Secretary, General
                                              Counsel and Director
Richard Magoteaux                 (1)         Treasurer
Christopher P. Miliano            (1)         Director
Michael J. Prager                 (1)         Director
Adrienne Kessling                 (1)         Senior Vice President - Operations
John P. Gruber                    (1)         Vice President
James L. Henderson                (1)         Vice President
Gary L. Peters                    (1)         Vice President - Variable Annuity Sales
John O'Shaughnessy                (1)         Vice President and Actuary
Richard Sutton                    (1)         Assistant Vice President and Chief Actuary
Catherine A. Crume                (1)         Vice President - Licensing and Commissions
Dale Herr                         (1)         Assistant Vice President and Actuary
D. Quentin Reynolds               (1)         Assistant Vice President
Rebecca J. Schriml                (1)         Assistant Vice President
Thomas E. Mischell                (1)         Assistant Treasurer
William C. Ellis                  (1)         Assistant Treasurer

(1) P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. (f/k/a American Annuity Group,SM Inc.). The Registrant, Annuity Investors(R) Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company.

The following chart indicates the persons controlled by or under common control with the Company:

                                                                               STATE OF                DATE OF
                    AFG ORGANIZATIONAL CHART                                   DOMICILE             INCORPORATION
                    ------------------------                                   --------             -------------
American Financial Group, Inc.                                                Ohio                    07/01/1997
  |__American Financial Capital Trust I                                       Delaware                09/14/1996
  |__American Financial Corporation (Name Holding Company)                    Ohio                    08/27/1963
  |__American Financial Enterprises, Inc.                                     Connecticut             01/01/1871
  |__American Money Management Corporation                                    Ohio                    03/01/1973
  |__American Security Transfer Company Limited Partnership                   Ohio                    01/01/1991
  |__APU Holding Company                                                      Ohio                    10/15/2003
        |__American Premier Underwriters, Inc.                                Pennsylvania            04/13/1846
              |__The Ann Arbor Railroad Company                               Michigan                09/21/1895
              |__The Associates of the Jersey Company                         New Jersey              11/10/1804
              |__Cal Coal, Inc.                                               Illinois                05/30/1979
              |__Delbay Corporation                                           Delaware                12/27/1962
              |__GAI (Bermuda) Ltd.                                           Bermuda                 04/06/1998
                    |__GAI Insurance Company, Ltd.                            Bermuda                 09/18/1989
              |__Great Southwest Corporation                                  Delaware                10/25/1978
                    |__World Houston, Inc.                                    Delaware                05/30/1974
              |__Hangar Acquisition Corp.                                     Ohio                    10/06/1995
              |__The Indianapolis Union Railway Company                       Indiana                 11/19/1872
              |__Lehigh Valley Railroad Company                               Pennsylvania            04/21/1846
              |__The New York and Harlem Railroad Company                     New York                04/25/1831
              |__The Owasco River Railway, Inc.                               New York                06/02/1881
              |__PCC Real Estate, Inc.                                        New York                12/15/1986
                    |__PCC Chicago Realty Corp.                               New York                12/23/1986
                    |__PCC Gun Hill Realty Corp.                              New York                12/18/1985
                    |__PCC Michigan Realty, Inc.                              Michigan                11/09/1987
                    |__PCC Scarsdale Realty Corp.                             New York                06/01/1986
                          |__Scarsdale Depot Associates, L.P.                 Delaware                05/05/1989
              |__PCC Technical Industries, Inc.                               California              03/07/1955
                    |__ESC, Inc.                                              California              11/02/1962
                    |__Marathon Manufacturing Companies, Inc.                 Delaware                11/18/1983
                          |__Marathon Manufacturing Company                   Delaware                12/07/1979
                    |__PCC Maryland Realty Corp.                              Maryland                08/18/1993
                    |__Penn Camarillo Realty Corp.                            California              11/24/1992
              |__Penn Central Energy Management Company                       Delaware                05/11/1987
              |__Penn Towers, Inc.                                            Pennsylvania            08/01/1958
              |__Pennsylvania-Reading Seashore Lines                          New Jersey              06/14/1901
              |__Pittsburgh and Cross Creek Railroad Company                  Pennsylvania            08/14/1970
              |__PLLS, Ltd.                                                   Washington              05/14/1990
              |__Premier Lease & Loan Services Insurance Agency, Inc.         Washington              12/27/1983
                    |__Premier Lease & Loan Insurance Services B.V.           The Netherlands         08/24/1999
              |__Premier Lease & Loan Services of Canada, Inc.                Washington              02/28/1991
              |__Republic Indemnity Company of America                        California              12/05/1972
                    |__Republic Indemnity Company of California               California              10/13/1982
                    |__Republic Indemnity Medical Management, Inc.            California              03/25/1996
              |__Risico Management Corporation                                Delaware                01/10/1989
              |__Terminal Realty Penn Co.                                     District of             09/23/1968
                                                                              Columbia




                                                                         % OF STOCK OWNED
                                                                           BY IMMEDIATE
                      AFG ORGANIZATIONAL CHART                            PARENT COMPANY            NATURE OF BUSINESS
                      ------------------------                           ----------------           ------------------
American Financial Group, Inc.                                                               Diversified Financial Holding Company
  |__American Financial Capital Trust I                                         100          Statutory Business Trust
  |__American Financial Corporation (Name Holding Company)                      100          Inactive
  |__American Financial Enterprises, Inc.                                     100 (2)        Closed End Investment Company
  |__American Money Management Corporation                                      100          Securities Management Company
  |__American Security Transfer Company Limited Partnership                  93.34 (2)       Limited Partnership
  |__APU Holding Company                                                        100          Holding Company
        |__American Premier Underwriters, Inc.                                  100          Diversified Company
              |__The Ann Arbor Railroad Company                                 99           Inactive
              |__The Associates of the Jersey Company                           100          Inactive
              |__Cal Coal, Inc.                                                 100          Inactive
              |__Delbay Corporation                                             100          Inactive
              |__GAI (Bermuda) Ltd.                                             100          Holding Company
                    |__GAI Insurance Company, Ltd.                              100          Reinsurance
              |__Great Southwest Corporation                                    100          Real Estate Developer
                    |__World Houston, Inc.                                      100          Real Estate Developer
              |__Hangar Acquisition Corp.                                       100          Aircraft Investment
              |__The Indianapolis Union Railway Company                         100          Inactive
              |__Lehigh Valley Railroad Company                                 100          Inactive
              |__The New York and Harlem Railroad Company                       97           Inactive
              |__The Owasco River Railway, Inc.                                 100          Inactive
              |__PCC Real Estate, Inc.                                          100          Holding Company
                    |__PCC Chicago Realty Corp.                                 100          Real Estate Developer
                    |__PCC Gun Hill Realty Corp.                                100          Real Estate Developer
                    |__PCC Michigan Realty, Inc.                                100          Real Estate Developer
                    |__PCC Scarsdale Realty Corp.                               100          Real Estate Developer
                          |__Scarsdale Depot Associates, L.P.                   80           Real Estate Developer
              |__PCC Technical Industries, Inc.                                 100          Holding Company
                    |__ESC, Inc.                                                100          Inactive
                    |__Marathon Manufacturing Companies, Inc.                   100          Holding Company
                          |__Marathon Manufacturing Company                     100          Inactive
                    |__PCC Maryland Realty Corp.                                100          Real Estate Holding Company
                    |__Penn Camarillo Realty Corp.                              100          Real Estate Holding Company
              |__Penn Central Energy Management Company                         100          Inactive
              |__Penn Towers, Inc.                                              100          Inactive
              |__Pennsylvania-Reading Seashore Lines                           66.67         Inactive
              |__Pittsburgh and Cross Creek Railroad Company                    83           Inactive
              |__PLLS, Ltd.                                                     100          Insurance Agency
              |__Premier Lease & Loan Services Insurance Agency, Inc.           100          Insurance Agency
                    |__Premier Lease & Loan Insurance Services B.V.             100          Insurance Agency
              |__Premier Lease & Loan Services of Canada, Inc.                  100          Insurance Agency
              |__Republic Indemnity Company of America                          100          Workers' Compensation Insurance
                    |__Republic Indemnity Company of California                 100          Workers' Compensation Insurance
                    |__Republic Indemnity Medical Management, Inc.              100          Inactive
              |__Risico Management Corporation                                  100          Risk Management
              |__Terminal Realty Penn Co.                                       100          Inactive


                                                                               STATE OF                DATE OF
                    AFG ORGANIZATIONAL CHART                                   DOMICILE             INCORPORATION
                    ------------------------                                   --------             -------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                        Delaware                11/25/1981
                    |__Detroit Manufacturers Railroad Company                 Michigan                01/30/1902
              |__Waynesburg Southern Railroad Company                         Pennsylvania            09/01/1966
  |__Dixie Terminal Corporation                                               Ohio                    04/23/1970
  |__Fairmont Holdings, Inc.                                                  Ohio                    12/15/1983
  |__Flextech Holding Co., Inc.                                               Ohio                    08/31/2000
  |__FWC Corporation                                                          Ohio                    03/16/1983
  |__Great American Holding, Inc.                                             Ohio                    07/25/2002
        |__Great American Security Insurance Company                          Ohio                    07/01/1987
        |__Great American Spirit Insurance Company                            Indiana                 04/05/1988
  |__Great American Insurance Company                                         Ohio                    03/07/1872
        |__AFC Coal Properties, Inc.                                          Ohio                    12/18/1996
        |__American Empire Surplus Lines Insurance Company                    Delaware                07/15/1977
              |__American Empire Insurance Company                            Ohio                    11/26/1979
                    |__American Empire Underwriters, Inc.                     Texas                   05/19/1976
        |__American Signature Underwriters, Inc.                              Ohio                    04/08/1996
        |__American Special Risk, Inc.                                        Illinois                12/29/1981
        |__Aviation Specialty Managers, Inc.                                  Texas                   09/07/1965
        |__Brothers Property Corporation                                      Ohio                    09/08/1987
              |__Brothers Pennsylvanian Corporation                           Pennsylvania            12/23/1994
              |__Brothers Port Richey Corporation                             Florida                 12/06/1993
              |__Brothers Property Management Corporation                     Ohio                    09/25/1987
              |__Brothers Railyard Corporation                                Texas                   12/14/1993
        |__Crop Managers Insurance Agency, Inc.                               Kansas                  08/09/1989
        |__Dempsey & Siders Agency, Inc.                                      Ohio                    05/09/1956
        |__El Aguila, Compania de Seguros, S.A. de C.V.                       Mexico                  11/24/1994
              |__Financiadora de Primas Condor, S.A. de C.V.                  Mexico                  03/16/1998
        |__FCIA Management Company, Inc.                                      New York                09/17/1991
        |__GAI Warranty Company                                               Ohio                    01/25/2001
              |__GAI Warranty Company of Florida                              Florida                 03/23/2001
        |__GAI Warranty Company of Canada Inc.                                Ontario (Quebec)        04/17/2002
        |__The  Gains Group, Inc.                                             Ohio                    01/26/1982
        |__Global Premier Finance Company                                     Ohio                    08/25/1998
        |__Great American Agency of Texas, Inc.                               Texas                   01/25/1994
        |__Great American Alliance Insurance Company                          Ohio                    09/11/1945
        |__Great American Assurance Company                                   Ohio                    03/23/1905
        |__Great American Claims Services, Inc.                               Delaware                06/10/1986
        |__Great American Custom Insurance Services Illinois, Inc.            Illinois                07/08/1992
        |__Great American Custom Insurance Services, Inc.                     Ohio                    07/27/1983
              |__Eden Park Insurance Brokers, Inc.                            California              02/13/1990
              |__Great American Custom Insurance Services California          California              05/18/1992
              |__Great American Custom Insurance Services Massachusetts, Inc  Massachusetts           04/11/1994
              |__Great American Custom Solutions, Inc.                        California              07/22/1988


                                                                          % OF STOCK OWNED
                                                                            BY IMMEDIATE
                      AFG ORGANIZATIONAL CHART                             PARENT COMPANY         NATURE OF BUSINESS
                      ------------------------                            ----------------        ------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                          100       Inactive
                    |__Detroit Manufacturers Railroad Company                   82        Inactive
              |__Waynesburg Southern Railroad Company                           100       Inactive
  |__Dixie Terminal Corporation                                                 100       Real Estate Holding Company
  |__Fairmont Holdings, Inc.                                                    100       Holding Company
  |__Flextech Holding Co., Inc.                                                 100       Packing Manufacturer
  |__FWC Corporation                                                            100       Financial Services Company
  |__Great American Holding, Inc.                                               100       Holding Company
        |__Great American Security Insurance Company                            100       Property/Casualty Insurance
        |__Great American Spirit Insurance Company                              100       Property/Casualty Insurance
  |__Great American Insurance Company                                           100       Property/Casualty Insurance
        |__AFC Coal Properties, Inc.                                            100       Real Estate Holding Company
        |__American Empire Surplus Lines Insurance Company                      100       Excess and Surplus Lines Insurance
              |__American Empire Insurance Company                              100       Property/Casualty Insurance
                    |__American Empire Underwriters, Inc.                       100       Insurance Agency
        |__American Signature Underwriters, Inc.                                100       Insurance Agency
        |__American Special Risk, Inc.                                          100       Insurance Broker/Managing General Agency
        |__Aviation Specialty Managers, Inc.                                    100       Managing General Agency
        |__Brothers Property Corporation                                        80        Real Estate Holding
              |__Brothers Pennsylvanian Corporation                             100       Real Estate Holding
              |__Brothers Port Richey Corporation                               100       Real Estate Holding
              |__Brothers Property Management Corporation                       100       Real Estate Management
              |__Brothers Railyard Corporation                                  100       Real Estate Holding
        |__Crop Managers Insurance Agency, Inc.                                 100       Insurance Agency
        |__Dempsey & Siders Agency, Inc.                                        100       Insurance Agency
        |__El Aguila, Compania de Seguros, S.A. de C.V.                         100       Property/Casualty Insurance
              |__Financiadora de Primas Condor, S.A. de C.V.                    99        Premium Finance
        |__FCIA Management Company, Inc.                                        100       Servicing Agent
        |__GAI Warranty Company                                                 100       Service Warranty Provider
              |__GAI Warranty Company of Florida                                100       Service Warranty Provider
        |__GAI Warranty Company of Canada Inc.                                  100       Service Contract Provider
        |__The  Gains Group, Inc.                                               100       Marketing of Advertising
        |__Global Premier Finance Company                                       100       Premium Finance
        |__Great American Agency of Texas, Inc.                                 100       Managing General Agency
        |__Great American Alliance Insurance Company                            100       Property/Casualty Insurance
        |__Great American Assurance Company                                     100       Property/Casualty Insurance
        |__Great American Claims Services, Inc.                                 100       Management Holding Company
        |__Great American Custom Insurance Services Illinois, Inc.              100       Underwriting Office
        |__Great American Custom Insurance Services, Inc.                       100       Holding Company for E&S Agency/Brokerage
              |__Eden Park Insurance Brokers, Inc.                              100       Wholesale Agency/Brokerage for E&S Lines
              |__Great American Custom Insurance Services California            100       Insurance Services
              |__Great American Custom Insurance Services Massachusetts, Inc    100       Excess and Surplus Lines Broker
              |__Great American Custom Solutions, Inc.                          100       Insurance Agency

                                                                                   STATE OF                DATE OF
                    AFG ORGANIZATIONAL CHART                                       DOMICILE             INCORPORATION
                    ------------------------                                       --------             -------------
American Financial Group, Inc.
 |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                   Connecticut             07/09/1992
              |__Professional Risk Brokers of Ohio, Inc.                          Ohio                    12/17/1986
              |__Professional Risk Brokers, Inc.                                  Illinois                03/01/1990
        |__Great American E & S Insurance Company                                 Delaware                02/28/1979
        |__Great American Fidelity Insurance Company                              Delaware                01/12/1982
        |__Great American Financial Resources, Inc.                               Delaware                11/23/1992
              |__AAG Holding Company, Inc.                                        Ohio                    09/11/1996
                    |__American Annuity Group Capital Trust I                     Delaware                09/13/1996
                    |__American Annuity Group Capital Trust II                    Delaware                03/04/1997
                    |__American Annuity Group Capital Trust III                   Delaware                05/14/1997
                    |__Great American Financial Statutory Trust IV                Connecticut             04/21/2003
                    |__Great American Life Insurance Company                      Ohio                    12/15/1959
                          |__American Retirement Life Insurance Company           Ohio                    05/12/1978
                          |__Annuity Investors Life Insurance Company             Ohio                    11/13/1981
                          |__Charleston Harbor Marina, Inc.                       South Carolina          04/26/2002
                          |__CHATBAR, Inc.                                        Massachusetts           11/02/1993
                          |__Chatham Enterprises, Inc.                            Massachusetts           03/29/1954
                          |__Consolidated Financial Corporation                   Michigan                09/10/1985
                          |__Driskill Holdings, Inc.                              Texas                   06/07/1995
                          |__GALIC Brothers, Inc.                                 Ohio                    11/12/1993
                          |__Great American Life Assurance Company                Ohio                    08/10/1967
                          |__Great American Life Insurance Company of New York    New York                12/31/1963
                          |__Loyal American Life Insurance Company                Ohio                    05/18/1955
                                |__ADL Financial Services, Inc.                   North Carolina          09/10/1970
                                |__Purity Financial Corporation                   Florida                 12/12/1991
                          |__Manhattan National Life Insurance Company            Illinois                12/20/1956
                          |__Skipjack Marina Corp.                                Maryland                06/24/1999
                          |__United Teacher Associates, Ltd.                      Texas                   12/17/1998
                                |__United Teacher Associates Insurance            Texas                   12/15/1958
                                   Company
                                      |__United Agency Brokerage GP Inc.          Texas                   05/19/2003
                                            |__United Agency Brokerage, LP        Texas                   05/19/2003
              |__AAG Insurance Agency of Alabama                                  Alabama                 09/22/1995
              |__AAG Insurance Agency of Texas, Inc.                              Texas                   06/02/1995
              |__AAG Insurance Agency, Inc.                                       Kentucky                12/06/1994
                    |__AAG Insurance Agency of Massachusetts, Inc.                Massachusetts           05/25/1995
              |__American DataSolutions International, Inc.                       Ohio                    08/24/2001
                    |__American Data Source India Private Limited                 India                   09/03/1997
              |__GALIC Disbursing Company                                         Ohio                    05/31/1994
              |__Great American Advisors, Inc.                                    Ohio                    12/10/1993
              |__Great American Life Assurance Company of Puerto Rico             Puerto Rico             07/01/1964
              |__Keyes-Graham Insurance Agency, Inc.                              Massachusetts           08/07/1981
              |__Lifestyle Financial Investments, Inc.                            Ohio                    12/29/1993
                    |__Lifestyle Financial Investments Agency of Ohio, Inc        Ohio                    03/07/1994
              |__Money-Plan International, Inc.                                   Florida                 12/31/1979

                                                                            % OF STOCK OWNED
                                                                              BY IMMEDIATE
                      AFG ORGANIZATIONAL CHART                               PARENT COMPANY            NATURE OF BUSINESS
                      ------------------------                              ----------------           ------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                       100          Wholesale Agency/Brokerage for
                                                                                                   E&S Lines
              |__Professional Risk Brokers of Ohio, Inc.                              100          Insurance Agency
              |__Professional Risk Brokers, Inc.                                      100          Wholesale Agency/Brokerage for
                                                                                                   E&S Lines
        |__Great American E & S Insurance Company                                     100          Excess and Surplus Lines
                                                                                                   Insurance
        |__Great American Fidelity Insurance Company                                  100          Excess and Surplus Lines
                                                                                                   Insurance
        |__Great American Financial Resources, Inc.                                82.55 (2)       Insurance Holding Company
              |__AAG Holding Company, Inc.                                            100          Holding Company
                    |__American Annuity Group Capital Trust I                         100          Financing Entity
                    |__American Annuity Group Capital Trust II                        100          Financing Entity
                    |__American Annuity Group Capital Trust III                       100          Financing Entity
                    |__Great American Financial Statutory Trust IV                    100          Financing Entity
                    |__Great American Life Insurance Company                          100          Life Insurance
                          |__American Retirement Life Insurance Company               100          Life Insurance
                          |__Annuity Investors Life Insurance Company                 100          Life Insurance
                          |__Charleston Harbor Marina, Inc.                         100 (2)        Marina Facility
                          |__CHATBAR, Inc.                                            100          Hotel Operator
                          |__Chatham Enterprises, Inc.                                100          Real Estate Holding Company
                          |__Consolidated Financial Corporation                       100          Retirement & Financial Planning
                                                                                                   Company
                          |__Driskill Holdings, Inc.                          beneficial interest  Real Estate Manager
                          |__GALIC Brothers, Inc.                                     80           Real Estate Management
                          |__Great American Life Assurance Company                    100          Life Insurance
                          |__Great American Life Insurance Company of New York        100          Life Insurance Company
                          |__Loyal American Life Insurance Company                    100          Life Insurance
                                |__ADL Financial Services, Inc.                       100          Inactive
                                |__Purity Financial Corporation                       100          Credit Union Marketing
                          |__Manhattan National Life Insurance Company                100          Life Insurance
                          |__Skipjack Marina Corp.                                    100          Marina Operator
                          |__United Teacher Associates, Ltd.                        100 (2)        Holding Company - Limited
                                                                                                    Partnership
                                |__United Teacher Associates Insurance                100          Life Insurance Company
                                   Company
                                      |__United Agency Brokerage GP Inc.              100          Intermediate Holding Company
                                            |__United Agency Brokerage, LP            100          Insurance Agency
              |__AAG Insurance Agency of Alabama                                      100          Insurance Agency
              |__AAG Insurance Agency of Texas, Inc.                                  100          Insurance Agency
              |__AAG Insurance Agency, Inc.                                           100          Insurance Agency
                    |__AAG Insurance Agency of Massachusetts, Inc.                    100          Insurance Agency
              |__American DataSolutions International, Inc.                           100          Data Processing & Holding
                                                                                                   Company
                    |__American Data Source India Private Limited                     99           Software Development
              |__GALIC Disbursing Company                                             100          Payroll Servicer
              |__Great American Advisors, Inc.                                        100          Broker-Dealer
              |__Great American Life Assurance Company of Puerto Rico                 99           Insurance Company
              |__Keyes-Graham Insurance Agency, Inc.                                  100          Insurance Agency
              |__Lifestyle Financial Investments, Inc.                                100          Marketing Services
                    |__Lifestyle Financial Investments Agency of Ohio, Inc    beneficial interest  Insurance Agency
              |__Money-Plan International, Inc.                                       100          Insurance Agency

                                                                               STATE OF                DATE OF
                    AFG ORGANIZATIONAL CHART                                   DOMICILE             INCORPORATION
                    ------------------------                                   --------             -------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                             United Kingdom
              |__SWTC Hong Kong Ltd.                                          Hong Kong
              |__SWTC, Inc.                                                   Delaware
        |__Great American Insurance Agency, Inc.                              Ohio                    04/20/1999
        |__Great American Insurance Company of New York                       New York                08/22/1947
        |__Great American Lloyd's Insurance Company                           Texas                   10/09/1979
        |__Great American Lloyd's, Inc.                                       Texas                   08/02/1983
        |__Great American Management Services, Inc.                           Ohio                    12/05/1974
        |__Great American Protection Insurance Company                        Indiana                 01/08/1990
        |__Great American Re Inc.                                             Delaware                05/14/1971
        |__Grizzly Golf Center, Inc.                                          Ohio                    11/08/1993
        |__Key Largo Group, Inc.                                              Florida                 02/25/1969
        |__Mid-Continent Casualty Company                                     Oklahoma                02/26/1947
              |__Mid-Continent Insurance Company                              Oklahoma                08/13/1992
              |__Oklahoma Surety Company                                      Oklahoma                08/05/1968
        |__National Interstate Corporation                                    Ohio                    01/26/1989
              |__American Highways Insurance Agency (OH)                      Ohio                    06/29/1999
              |__Explorer RV Insurance Agency, Inc.                           Ohio                    07/17/1997
              |__Hudson Indemnity, Ltd.                                       Cayman Islands          06/12/1996
              |__National Interstate Capital Trust I                          Delaware                05/22/2003
              |__National Interstate Insurance Agency, Inc.                   Ohio                    02/13/1989
              |__National Interstate Insurance Company                        Ohio                    02/10/1989
                    |__National Interstate Insurance Company of Hawaii, Inc   Hawaii                  09/20/1999
              |__Safety, Claims & Litigation Services, Inc.                   Pennsylvania            06/23/1995
        |__PCC 38 Corp.                                                       Illinois                12/23/1996
        |__Penn Central U.K. Limited                                          United Kingdom          10/28/1992
              |__Insurance (GB) Limited                                       United Kingdom          05/13/1992
        |__PLLS Canada Insurance Brokers Inc.                                 Ontario (Quebec)        06/13/2001
        |__Pointe Apartments, Inc.                                            Minnesota               06/24/1993
        |__Premier Dealer Services, Inc.                                      Illinois                06/24/1998
        |__Transport Insurance Company                                        Ohio                    05/25/1976
              |__Instech Corporation                                          Texas                   09/02/1975
        |__Worldwide Casualty Insurance Company                               Ohio                    02/17/1981
  |__One East Fourth, Inc.                                                    Ohio                    02/03/1964
  |__Pioneer Carpet Mills, Inc.                                               Ohio                    04/29/1976
  |__Superior NWVN of Ohio, Inc.                                              Ohio                    05/05/2000
  |__TEJ Holdings, Inc.                                                       Ohio                    12/04/1984
  |__Three East Fourth, Inc.                                                  Ohio                    08/10/1966


                                                                             % OF STOCK OWNED
                                                                               BY IMMEDIATE
                      AFG ORGANIZATIONAL CHART                                PARENT COMPANY            NATURE OF BUSINESS
                      ------------------------                               ----------------           ------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                                   99           Inactive
              |__SWTC Hong Kong Ltd.                                                100          Inactive
              |__SWTC, Inc.                                                         100          Inactive
        |__Great American Insurance Agency, Inc.                                    100          Insurance Agency
        |__Great American Insurance Company of New York                             100          Property/Casualty Insurance
        |__Great American Lloyd's Insurance Company                         beneficial interest  Lloyd's Plan Insurer
        |__Great American Lloyd's, Inc.                                             100          Corporate Attorney-in-Fact
        |__Great American Management Services, Inc.                                 100          Data Processing and Equipment
                                                                                                 Leasing
        |__Great American Protection Insurance Company                              100          Surplus Lines Insurer
        |__Great American Re Inc.                                                   100          Reinsurance Intermediary
        |__Grizzly Golf Center, Inc.                                                100          Golf Course Management
        |__Key Largo Group, Inc.                                                    100          Land Developer
        |__Mid-Continent Casualty Company                                           100          Property/Casualty Insurance
              |__Mid-Continent Insurance Company                                    100          Property/Casualty Insurance
              |__Oklahoma Surety Company                                            100          Special Coverage Insurance Company
        |__National Interstate Corporation                                          58           Holding Company
              |__American Highways Insurance Agency (OH)                            100          Insurance Agency
              |__Explorer RV Insurance Agency, Inc.                                 100          Insurance Agency
              |__Hudson Indemnity, Ltd.                                             100          Property/Casualty Insurance
              |__National Interstate Capital Trust I                                100          Financing Entity
              |__National Interstate Insurance Agency, Inc.                         100          Insurance Agency
              |__National Interstate Insurance Company                              100          Property/Casualty Insurance
                    |__National Interstate Insurance Company of Hawaii, Inc         100          Property/Casualty Insurance
              |__Safety, Claims & Litigation Services, Inc.                         100          Claims Third Party Administrator
        |__PCC 38 Corp.                                                             100          Real Estate Holding Company
        |__Penn Central U.K. Limited                                                100          Insurance Holding Company
              |__Insurance (GB) Limited                                             100          Property/Casualty Insurance
        |__PLLS Canada Insurance Brokers Inc.                                       49           Insurance Agency
        |__Pointe Apartments, Inc.                                                  100          Real Estate Holding Company
        |__Premier Dealer Services, Inc.                                            100          Third Party Administrator
        |__Transport Insurance Company                                              100          Property Casualty Insurance
              |__Instech Corporation                                                100          Claim and Claim Adjustment Services
        |__Worldwide Casualty Insurance Company                                     100          Property/Casualty Insurance
  |__One East Fourth, Inc.                                                          100          Real Estate Holding Company
  |__Pioneer Carpet Mills, Inc.                                                     100          Inactive
  |__Superior NWVN of Ohio, Inc.                                                    100          Holding Company
  |__TEJ Holdings, Inc.                                                             100          Real Estate Holding Company
  |__Three East Fourth, Inc.                                                        100          Real Estate Holding Company


(1)  Except Director's Qualifying Shares.
(2) Total percentage owned by parent shown and by other affiliated company(s).

ITEM 27. NUMBER OF CERTIFICATE OWNERS

As of December 31, 2003, there were 2504 Individual Contract Owners, of which 2192 were qualified and 312 were non-qualified. As of December 31, 2003 there were 1160 Participants (Certificate Owners) in 61 group Contracts.

ITEM 28. INDEMNIFICATION

         (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

                  The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2004. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

         Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R)Variable Account B.

         (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

         (b)      Directors and Officers of Great American Advisors(R), Inc.

    NAME AND PRINCIPAL                                    POSITION WITH
    BUSINESS ADDRESS                                GREAT AMERICAN ADVISORS, INC.
    ----------------                                -----------------------------
James Lee Henderson (1)                        President and Chief Compliance Officer
James T. McVey (1)                             Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)                      Vice President, Secretary and Director
Peter J. Nerone (1)                            Vice President
Thomas E. Mischell (1)                         Assistant Treasurer
Paul Ohlin (1)                                 Treasurer
Fred J. Runk (1)                               Assistant Treasurer

(1)      525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

         (c) Required commission information is included in Part B of this Registration Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company at the Administrative Office.

ITEM 31. MANAGEMENT SERVICES

         Not Applicable

ITEM 32. UNDERTAKINGS

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 26th day of February, 2004.


                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ------------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                    Annuity Investors Life Insurance Company

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)

                           By: /s/ Charles R. Scheper
                               -----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/  Charles R. Scheper         Chief Executive            February 26, 2004
-------------------------       Officer and Director
Charles R. Scheper*

/s/  Richard L. Magoteaux       Chief Financial Officer    February 26, 2004
-------------------------
Richard L. Magoteaux*

/s/  Stephen Craig Lindner      Director                   February 26, 2004
--------------------------
Stephen Craig Lindner*

/s/  Christopher P Miliano      Director                   February 26, 2004
--------------------------
Christopher Miliano*

/s/  Mark Francis Muething      Director                   February 26, 2004
--------------------------
Mark Francis Muething*

/s/  Michael J. Prager          Director                   February 26, 2004
----------------------
Michael J. Prager*


/s/ John P. Gruber
------------------
* John P. Gruber as Attoreny-in-Fact                       February 26, 2004


                                  EXHIBIT INDEX

Exhibit No.                       Description of Exhibit
-----------                       ----------------------
4(oo)           Revised Form of Bonus Qualified Individual Flexible Premium Deferred
                Annuity Contract

4(pp)           Revised Form of Bonus Non-Qualified Individual Flexible Premium Deferred
                Annuity Contract

(15)            Powers of Attorney